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As filed with the Securities and Exchange Commission on April 24, 2009 Registration Nos. 2-80348 and 811-3599

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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 90	/X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/
Amendment No. 92	/X /
(Check appropriate box or boxes)

               THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York 10151
(Address of principal executive offices) (Zip Code)

(212) 508-4500
(Registrant's Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York 10151
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/ / immediately upon filing pursuant to paragraph (b)
/ / on (Date) pursuant to paragraph (b)
/ X / 60 days after filing pursuant to paragraph (a)(1)
/ / on (Date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (Date) pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: ___
Index to Exhibits is located on page:

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Prospectus
April 27, 2009

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Service Class Shares

Royce Partners Fund<R/>

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

TheRoyceFunds

COMMITTED TO SMALLER COMPANIES, DEVOTED TO VALUE

Table of Contents

Overview	1
Royce Partners Fund<R/>	2
Investing in Smaller Companies	4
Investing in International Securities	5
Management of the Fund	7
General Shareholder Information	8

Overview

At Royce & Associates, LLC ("Royce"), the Fund's investment adviser, we invest primarily in the securities of smaller companies using various value methods. We evaluate the quality of a company's balance sheet, the level of its cash ﬂows and other measures of a company's ﬁnancial condition and proﬁtability. We may also consider other factors, such as a company's unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difﬁculties. We then use these factors to assess the company's current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to ﬁve-year period, resulting in capital appreciation for Fund investors.

Our Funds' ability to achieve their goals will depend largely on our portfolio managers' skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

- Chuck Royce

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This Prospectus relates only to the Service Class shares of Royce Partners Fund. The Service Class is offered by The Royce Funds without sales charges.

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The information on pages 2 - 3 about the Fund's investment goals and principal strategies and about the primary risks for the Fund's investors is based on, and should be read in conjunction with, the information on pages 4 - 6 of this Prospectus. This section includes information about the investment and risk characteristics of smaller companies, the market for their securities and Royce's value approach to investing. For biographical information about the portfolio manager of the Fund, please see page 7.

ROYCE PARTNERS FUND<R/>

Investment Goal and Principal Strategies

Royce Partners Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-, small- and mid-cap companies, those with market capitalizations of less than $10 billion. Charles M. Royce manages the Fund.

Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that trade on securities exchanges in "developed countries," the Fund may also invest in the securities of companies that trade on securities exchanges in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors.

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Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Partners Fund is subject to market risk-the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will ﬂuctuate with the market, and you could lose money over short or long periods of time.

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The prices of micro-, small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies.

In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the Fund will be commencing operations as of the date of this Prospectus, it does not yet have any historical performance and therefore no return information is included in this Prospectus.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.50%
Total annual Fund operating expenses	1.75%
Fee waivers and expense reimbursements	(0.26)%
Net annual Fund operating expenses	1.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's net annual operating expense ratio at or below 1.49% through April 30, 2012. "Other expenses" are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years
$152	$471

Smaller-capitalization stocks are those issued by companies with market capitalizations of up to $10 billion.

Market capitalization is the number of a company's outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. smaller- company common stocks that Royce and others use to benchmark the performance of smaller-company funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALLER COMPANIES
Micro-, Small- and Mid-Cap Stocks

Royce views the large and diverse universe of smaller companies available for investment by the Fund as having three investment segments or tiers- micro-cap, small-cap and mid-cap. Royce refers to the segment of companies with market capitalizations up to $500 million as micro-cap. We deﬁne the next tier, the small-cap universe, as those companies with market capitalizations between $500 million and $2.5 billion. Finally, Royce defines mid-cap as those companies with market caps between $2.5 billion and $10 billion.

Smaller companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be signiﬁcantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have signiﬁcantly lower trading volumes than the securities of larger capitalization companies.

As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on the securities of smaller companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

The U.S. micro-cap segment consists of more than 5,400 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small- and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, ﬁnancial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to ﬁnd securities trading well below Royce's estimate of the company's current worth, also involve increased risk.

The U.S. small-cap tier consists of approximately 1,700 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efﬁcient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.

The Fund may also invest in U.S. mid-cap securities. Royce invests primarily in mid-cap securities with market capitalizations between $2.5 billion and $5 billion, a sector that includes more than 500 companies. In general, mid-caps share the same characteristics as those companies with market caps between $500 million and $2.5 billion. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

The Fund may also invest in foreign securities. The foreign smaller-company market consists of more than 7,000 companies. For more information regarding investing in foreign securities, see pages 5-6.

Value Investing

Royce's portfolio managers use various value methods in managing the Fund's assets. In selecting securities for the Fund, they evaluate the quality of a company's balance sheet, the level of its cash ﬂows and other measures of a company's ﬁnancial condition and proﬁtability. The portfolio managers may also consider other factors, such as a company's unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difﬁculties. The portfolio managers then use these factors to assess the company's current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

Royce's portfolio managers generally invest in securities of companies that are trading signiﬁcantly below their estimate of the company's current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company's securities to increase over a two- to ﬁve-year period toward this estimate.

Royce's value approach strives to reduce some of the other risks of investing in the securities of smaller companies (for the Fund's portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen ﬁnancial risk by buying companies with strong balance sheets and low leverage.

While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in micro-, small- and mid-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the speciﬁc approach used for the Fund's portfolio, see pages 2-3.

Although Royce's approach to security selection seeks to reduce downside risk to the Fund's portfolio, especially during periods of broad smaller-company stock market declines, it may also potentially have the effect of limiting gains in strong smaller-company up markets.

Temporary Investments

The Fund may invest in short-term ﬁxed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

INVESTING IN INTERNATIONAL SECURITIES

Non-U.S. Securities

Royce defines "international" as those equity securities issued by non-U.S. companies - i.e. companies domiciled outside of the United States. Foreign securities generally include those international securities that do not trade on a U.S. exchange. Royce believes that investing in international and/or foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in international and/or foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries

The risks described above for international and/or foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in companies located in developing, or emerging market, countries. Investments in securities of companies located in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of the Fund's assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economics and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of the Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Royce invests in equity securities of smaller companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

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MANAGEMENT OF THE FUND

Royce & Associates, LLC is the Fund's investment adviser and is responsible for the management of its assets. Royce has been investing in smaller-company securities with a value approach for more than 30 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce, the Fund's Portfolio Manager, has been the firm's President and Chief Investment Officer during this period.

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The Fund's Statement of Additional Information provides more information about the structure of the portfolio manager's compensation, other accounts that he manages and his ownership of shares in the Fund(s) that he manages.

Royce Fund Services, Inc. ("RFS") distributes the Fund's shares. The Royce Fund has adopted a distribution plan for the Service Class under Rule 12b-1. Under the plan, the Service Class is obligated to pay a fee to RFS of up to 0.25% of its average net assets. RFS uses this fee to cover sales-related, shareholder servicing and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Service Class of the Fund.

State Street Bank and Trust Company is the custodian of the Fund's securities, cash and other assets. State Street's agent, Boston Financial Data Services - Midwest ("BFDS"), is the Fund's transfer agent.

Investment Advisory Services Provided By Royce

Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rates of these fees, before any waiver to cap the expense ratios for the Fund at specified levels as shown in the Fees and Expenses table, are as follows:
Annual Rate of Fund's Average Net Assets
-	1.00% of the first $2,000,000,000
-	0.95% of the next $2,000,000,000
-	0.90% of the next $2,000,000,000 and
-	0.85% of any additional average net assets

A discussion of the basis of the Board of Trustees' approval of the Fund's investment advisory agreement will be included in the Fund's 2009 Semiannual Report to Shareholders.

Net Asset Value (NAV) is the value of each Class of a Fund's net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period and includes reinvestment of distributions.

GENERAL SHAREHOLDER INFORMATION

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please contact Investor Services at (800) 221-4268.

Purchasing Shares

The Fund offered through this Prospectus is no-load, meaning that you pay no sales fees to buy shares directly from The Royce Fund. The Fund pays its own management fees and other operating expenses as outlined in this Prospectus.

If you purchase Fund shares through a third party, such as a discount or full service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans ("Retirement Plan Recordkeepers"), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.

Minimum initial investments for share purchased directly from The Royce Fund
Regular Account	$2,000
IRA	$1,000
Automatic Investment or Direct Deposit Accounts	$1,000
403(b)(7) or 401(k) Accounts	None

The minimum subsequent investment is $50, regardless of account type.

If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund's books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as "revenue sharing." In addition, The Royce Fund's Board of Trustees has authorized the Fund to compensate such third parties to the extent the Board has determined that the services which these parties render to the Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Payments to third parties may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make the Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your investment. More information about these arrangements can be found in the Fund's Statement of Additional Information.

The Royce Fund reserves the right both to suspend the offering of the Fund's shares to new investors and to reject any speciﬁc purchase request. The Fund does not offer its shares for sale outside of the United States.

Customer Identification Program

To help the government ﬁght the funding of terrorism and money laundering activities, federal law requires all ﬁnancial institutions to obtain, verify and record information that identiﬁes each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your ﬁnancial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your ﬁnancial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares

You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and is not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee

In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of the Fund that you held for less than 180 days. The fee is payable to the Fund out of the proceeds otherwise payable to you.

The "ﬁrst-in, ﬁrst-out" method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Fund's transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased the Fund's shares on June 1, 2008, these shares would be subject to the fee if you were to redeem them prior to November 28, 2008. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2008.

You will incur no fee on shares that you acquire through distribution reinvestment. The redemption fee will apply to shares that you exchange into another Royce Fund. The following types of shareholders and accounts are generally exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans; certain proﬁt sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

Other Redemption Information

The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy the Fund shareholder's redemption request by delivering selected shares or units of portfolio securities-redemption in kind-under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notiﬁed that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares

Large and frequent short-term trades in the Fund's shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efﬁcient management of the Fund's portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund's other shareholders.

The Fund's Board of Trustees has determined that the Fund is not designed to serve as a vehicle for frequent trading in response to short-term ﬂuctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the "Policy").

The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder's trading privileges in the Fund if that shareholder is found to have engaged in multiple "Round Trip" transactions. A "Round Trip" is deﬁned as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Fund imposes a redemption fee on certain short-term redemptions to discourage frequent trading.

The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever it detects a pattern of excessive trading.

With respect to accounts where shareholder transactions are processed, or records are kept, by third party intermediaries, the Fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same ﬁnancial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identiﬁed, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a speciﬁc order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or ﬁnancial intermediary to permit frequent purchases and redemptions of its shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.

Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identiﬁed, prevented or terminated.

Net Asset Value Per Share

Net asset value per share (NAV) is calculated by dividing the value of the Fund's net assets by the number of its outstanding shares. The Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer- specific event has occurred during this time that, in Royce's judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Fund values its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by the Fund may differ from quotes or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of the Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in the Fund's portfolio that primarily trade on a foreign exchange may change in value on a day that the NYSE is closed and the Fund's shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day's NAV. If your order is received after the close of regular trading, it will receive the next business day's NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund's transfer agent in a timely manner.

Portfolio Disclosure Policy

A description of the Fund's policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Fund's Statement of Additional Information on The Royce Funds' website www.roycefunds.com. The Fund's complete portfolio holdings are also available on The Royce Funds' website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter's holdings are posted. The Fund's portfolio holdings are also available on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the end of the Fund's first and third quarters and can be obtained at www.sec.gov.

Reports

The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to "My Account" at www.roycefunds.com and click on "eDelivery Services" for more details.

Dividends, Distributions And Taxes

The Fund pays any dividends from net investment income and makes any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, the Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identiﬁcation.

Taxation of Distributions

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The tax character of distributions is determined at the Fund level and is not related to how long you have owned the Fund's shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Fund's annual distributions normally consist primarily of capital gains:
Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors
Qualified dividend income	0%	15%
Other dividend income	Ordinary income rate	Ordinary income rate
Short-term capital gains	Ordinary income rate	Ordinary income rate
Long-term capital gains	0%	15%

The above is only a summary of certain federal income tax consequences of investing in the Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

TheRoyceFunds

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports

Additional information about the Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Fund's annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

Statement of Additional Information ("SAI")

Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:
By telephone
(800) 221-4268

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By mail
The Royce Funds
745 Fifth Avenue
New York, NY 10151

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Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Fund's prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599

THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

        THE ROYCE FUND (the "Trust"), a Delaware statutory trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in twenty-five portfolios or series. Twelve of the twenty-five series offer multiple classes of shares: Royce Premier Fund and Royce Total Return Fund offer seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund and Royce Value Plus Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Special Equity Fund offers four classes of shares, a Service Class, an Investment Class, an Institutional Class, and a Consultant Class; Royce Pennsylvania Mutual Fund offers five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and a Consultant Class; Royce Low-Priced Stock Fund and Royce 100 Fund offer five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and an Institutional Class; Royce Micro-Cap Fund offers three classes of shares, a Service Class, an Investment Class, and a Consultant Class; and Royce Dividend Value Fund offers two classes of shares, a Service Class and an Investment Class. Each series has distinct investment goals and/or strategies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The twenty-five series (each, a "Fund" and collectively, the "Funds") are:

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Royce Pennsylvania Mutual Fund	Royce Financial Services Fund
Royce Micro-Cap Fund	Royce Dividend Value Fund
Royce Premier Fund	Royce Select Fund I
Royce Low-Priced Stock Fund	Royce Select Fund II
Royce Total Return Fund	Royce Global Select Fund
Royce Heritage Fund	Royce Global Value Fund
Royce Opportunity Fund	Royce European Smaller-Companies Fund
Royce Special Equity Fund	Royce SMid-Cap Value Fund
Royce Value Fund	Royce SMid-Cap Select Fund
Royce Value Plus Fund	Royce International Smaller-Companies Fund
Royce Technology Value Fund	Royce Focus Value Fund
Royce 100 Fund	Royce Partners Fund
Royce Discovery Fund

        This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses dated April 27, 2009, March 2, 2009, June 30, 2008 and May 1, 2008. Please retain this document for future reference. The audited financial statements included in the Funds' Annual Reports to Shareholders for the fiscal year or period ended December 31, 2007 are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual or Semi-Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at 1-800-221-4268.

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Investment Adviser	Transfer Agent
Royce & Associates, LLC ("Royce")	State Street Bank and Trust Company
c/o Boston Financial Data Services
Distributor	Custodian
Royce Fund Services, Inc. ("RFS")	State Street Bank and Trust Company

April 27, 2009<R/>

TABLE OF CONTENTS

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	Page		Page
OTHER INVESTMENT STRATEGIES	2	PORTFOLIO TRANSACTIONS	74
INVESTMENT POLICIES AND		CODE OF ETHICS AND RELATED
LIMITATIONS	3	MATTERS	79
RISK FACTORS AND SPECIAL		PROXY VOTING POLICIES AND PROCEDURES	80
CONSIDERATIONS	8	PORTFOLIO HOLDINGS DISCLOSURE POLICY	81
MANAGEMENT OF THE TRUST	17	PRICING OF SHARES BEING OFFERED	83
PRINCIPAL HOLDERS OF SHARES	23	REDEMPTIONS IN KIND	83
INVESTMENT ADVISORY SERVICES	57	APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS	83
SERVICE AGREEMENTS	61	TAXATION	84
PORTFOLIO MANAGERS	61	DESCRIPTION OF THE TRUST	90
DISTRIBUTION	71	PERFORMANCE DATA	92
CUSTODIAN AND TRANSFER AGENT	74	EXHIBIT A - PROXY VOTING GUIDELINES AND PROCEDURES	106
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	74

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OTHER INVESTMENT STRATEGIES

        In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations below $500 million and above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE HERITAGE FUND - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE FUND - in securities of companies with stock market capitalizations below $500 million and above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE TECHNOLOGY VALUE FUND - in securities of non-technology companies, securities of technology companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE 100 FUND - in securities of companies with stock market capitalizations above $5 billion, non-convertible preferred stocks and debt securities.

ROYCE DISCOVERY FUND - in securities of companies with stock market capitalizations above $500 million and non-convertible preferred stocks and debt securities.

ROYCE FINANCIAL SERVICES FUND - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE SELECT FUND I - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND II - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL SELECT FUND - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL VALUE FUND - in non-convertible preferred stocks and debt securities.

ROYCE EUROPEAN SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, non-European equity securities, non-convertible preferred stocks and debt securities.

ROYCE SMID-CAP VALUE FUND - in equity securities of companies with market capitalizations below $500 million and above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE SMID-CAP SELECT FUND - in stocks of companies with market capitalizations below $500 million and above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, U.S. equity securities, non-convertible preferred stocks and debt securities.

ROYCE FOCUS VALUE FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

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ROYCE PARTNERS FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

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INVESTMENT POLICIES AND LIMITATIONS

        Listed below are the Funds' fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

        A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

        No Fund may, as a matter of fundamental policy:

1.

Issue any senior securities, except that in the case of Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.

Purchase securities on margin or write call options on its portfolio securities, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund, each of which is not subject to the restriction on writing call options;

3.	Sell securities short, except for Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund, each of which is not subject to this restriction;

4.

Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets and (ii) each of Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;

5.	Underwrite the securities of other issuers;

6.

Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Opportunity Fund, Royce Special Equity Fund, and Royce Technology Value Fund, each of which may invest up to 25% of its total assets in such securities, and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, and Royce Partners Fund, each of which is not subject to this restriction);

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7.

Invest in restricted securities (except for Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund and Royce European Smaller-Companies Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.

Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund , Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);

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9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.

Invest more than 25% of its assets in any one industry (except for Royce Technology Value Fund and Royce Financial Services Fund, which will concentrate and may invest up to 100% of their assets in technology companies and financial services companies, respectively);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.

Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

        No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

        Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

        Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3	Invest more than 5% of its assets in the securities of other investment companies.

         Royce Technology Value Fund may not, as a matter of operating policy, invest more than 15% of its assets in the securities of foreign issuers.

        Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Dividend Value Fund, Royce Select Fund II, Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

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        Royce Financial Services Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of foreign issuers.

        Royce Financial Services Fund, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 35% of their net assets in the securities of companies domiciled in developing countries.

        Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce Focus Value Fund and Royce Partners Fund may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

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        Royce Discovery Fund may not, as a matter of operating policy, invest in the securities of other investment companies.

        For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be "restricted" if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.

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        The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Royce Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund and Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund) of its net assets in illiquid securities.

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        Neither Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund, may, as a matter of operating policy, write options on its portfolio securities.

        For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds' investment policies, to be loans.

        The Funds may each invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies and Royce Discovery Fund which is prohibited from investing in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

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       Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the "Securities Act") and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

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        A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

        No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

        A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

        Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

        The current view of the staff of the Securities and Exchange Commission (the "SEC") is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

        Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

        The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

        Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

        Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

        The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody's (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody's (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody's (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody's (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

Foreign Investments

        Except for Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund and Royce International Smaller-Companies Fund, each of which is not subject to any limitation on investments in securities of foreign issuers, each Fund may invest up to 10% of its total assets (5% for Royce Special Equity Fund, 15% for Royce Technology Value Fund, 25% of net assets for Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Dividend Value Fund, Royce Select Fund II, Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund and 35% for Royce Financial Services Fund, Royce Focus Value Fund and Royce Partners Fund) in the securities of foreign issuers. (For purposes of this restriction, securities issued by a foreign domiciled company that are registered with the SEC under Section 12(b) or (g) of the Securities Exchange Act of 1934 are not treated as securities of foreign issuers.) Royce European Smaller-Companies Fund invests at least 80% of its net assets in the equity securities of companies domiciled in European countries, including Germany, United Kingdom, France, Italy, Spain, Russia, Netherlands, Turkey, Belgium, Sweden, Switzerland, Poland, Norway, Austria, Greece, Denmark, Ireland, Finland, Portugal, Czech Republic, Romania, Hungary, Ukraine, Slovakia, Croatia, Luxembourg, Slovenia, Belarus, Serbia, Bulgaria, Lithuania, Azerbaijan, Latvia, Cyprus, Iceland, Estonia, Bosnia and Herzegovina, Albania, Georgia, Armenia, Republic of Macedonia, Malta, Moldova, Andorra, Liechtenstein, Monaco, Montenegro, San Marino and Vatican City. Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

        Although changes in foreign currency rates may adversely affect the Funds' foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

        Exchange control regulations in such foreign markets may also adversely affect the Funds' foreign investments and the Funds' ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

        The considerations noted above are generally intensified for investments in developing countries. See "Developing Countries" below.

        The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

        Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

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        Royce Financial Services Fund, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund do not expect to invest more than 35% of each Fund's net assets in the securities of companies domiciled in developing countries. Generally developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The considerations noted above in "Foreign Investments" are generally intensified for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments.

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Securities of Exchange-Traded Funds

        The Funds may purchase, sell and invest in the securities of exchange-traded funds ("ETFs"). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the "Underlying Assets"). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

        The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

        If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the Funds' ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

        In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

        The Funds may engage in repurchase agreements provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce & Associates, LLC to represent minimal credit risk and having a term of seven days or less.

Warrants, Rights and Options

        Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

        The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

        Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales

        Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund may each effect short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

        While the short sale is outstanding, the Fund is required to collateralize its borrowing obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. Until the Fund closes its short position, the Fund will be required to (a) maintain with its custodian a segregated account which will be market to market daily, containing cash or liquid securities (which may include equity securities) such that the amount deposited in the segregated account plus the amount deposited retained by the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover the Fund's short position. The Fund may also cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

Reverse Repurchase Agreements

        Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund are authorized to enter into reverse repurchase agreements. Such agreements involve the sale of securities held by the Fund pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. When effecting repurchase transactions, liquid securities of a dollar amount equal in value to the securities subject to the agreement are required to be maintained in a segregated account with the Fund's custodian bank, and the reverse repurchase agreement is required to be marked to market daily.

Borrowing

        Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund may each borrow money from banks to increase its holdings of portfolio securities and other instruments or for liquidity purposes. At all times when borrowings are outstanding, each Fund must maintain at least 300% "asset coverage," meaning that the total assets of the Fund must have a value of at least 300% of all amounts borrowed. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker dealers.

Financial Services Companies

        Royce Financial Services Fund's emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders' equity.

Portfolio Turnover

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        For the years ended December 31, 2007 and December 31, 2006, Royce Technology Value Fund's portfolio turnover rates were 224% and 117%, respectively and Royce Dividend Value Fund's portfolio turnover rates were 126% and 19%, respectively. The portfolio turnover rate in 2007 for Royce Technology Value Fund was somewhat higher than Royce would normally expect due to the extreme volatility of the small-cap technology segment of the market over the past two years, and the increased frequency with which individual stocks achieved pre-defined price targets, or alternatively compressed time frames in which outlooks for certain holdings changed.  The portfolio turnover rate in 2007 for Royce Dividend Value Fund was somewhat higher than Royce would normally expect due primarily to the Fund's small size.

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Investments by Affiliated Funds of Funds in the Funds

        Certain affiliated investment companies may invest in the Funds. These investment companies are referred to as "funds of funds" because they invest primarily in other investment companies.

        From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of the rebalancing trades could adversely affect the Fund's performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

        The Funds' investment adviser, Royce & Associates, LLC, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board of Trustees of the Trust that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by 529 plans.

* * *

        Royce believes that each of the Funds, except Royce Total Return Fund and Royce Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

        The following table sets forth certain information as to each Trustee and officer of the Trust. The Trustees are responsible for the overall supervision of the operations of the Trust and have the various duties imposed on directors of registered investment companies by the 1940 Act.

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Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships

Charles M. Royce* (69) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee and President	Since 1982	President, Chief Investment Officer and member of Board of Managers of Royce & Associates, LLC ("Royce"), investment adviser to the Trust, Royce Capital Fund ("RCF"), Royce Focus Trust, Inc. ("RFT"), Royce Micro-Cap Trust, Inc. ("RMT") and Royce Value Trust, Inc. ("RVT") (collectively, "The Royce Funds").	30	Director of Technology Investment Capital Corp

Mark R. Fetting* (54) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001

President and Chief Executive Officer of Legg Mason, Inc.; member of Board of Managers of Royce Mr. Fetting's prior business experience includes having served as Senior Executive Vice President of Legg Mason, Inc.; Division President and Senior Officer of Prudential Financial Group, Inc.. and related companies; Partner, Greenwich Associates; and Vice President, T. Rowe Price Group, Inc.

				44 (Director/Trustee of all Royce Funds consisting of 30 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	None

Richard M. Galkin (71) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Private investor. Mr. Galkin's prior business experience includes having served as President of Richard M. Galkin Associates, Inc., telecommunications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	30	None

Stephen L. Isaacs (69) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	President of The Center for Health and Social Policy (since September 1996); Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs's prior business experience includes having served as Director of Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).	30	None

William L. Koke (74) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1996	Private investor. Mr. Koke's prior business experience includes having served as President of Shoreline Financial Consultants, Director of Financial Relations of SONAT, Inc., Treasurer of Ward Foods, Inc. and President of CFC, Inc.	30	None

Arthur S. Mehlman (67) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004

Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005); Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryland Business Roundtable for Education (from July 1984 to June 2002).

				44 (Director/Trustee of all Royce Funds consisting of 30 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	Director of Municipal Mortgage & Equity, LLC

David L. Meister (69) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister's prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	30	None

G. Peter O'Brien (63) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001

Trustee Emeritus of Colgate University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).

				44 (Director/Trustee of all Royce Funds consisting of 30 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 14 portfolios)	Director of Technology Investment Capital Corp.

John D. Diederich.* (57) 745 Fifth Avenue New York, NY 10151	Vice President and Treasurer	Since 2001

Chief Operating Officer, Managing Director and member of the Board of Managers of Royce; Chief Financial Officer of Royce; Director of Administration of The Royce Funds; and President of Royce Fund Services, Inc. ("RFS"), having been employed by Royce since April 1993.

				N/A	None

Jack E. Fockler, Jr.* (50) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Managing Director and Vice President of Royce; and Vice President of RFS, having been employed by Royce since October 1989.	N/A	None

W. Whitney George*(50) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Managing Director and Vice President of Royce, having been employed by Royce since October 1991.	N/A	None

Daniel A. O'Byrne* (47) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

John E. Denneen* (42) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Principal, Chief Legal and Compliance Officer and Secretary of Royce; Secretary and Chief Legal Officer of The Royce Funds.	N/A	None

Lisa Curcio* (49) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 1, 2004	Chief Compliance Officer of The Royce Funds (since October 2004); Compliance Officer of Royce (since June 2004); Vice President, The Bank of New York (from February 2001to June 2004).	N/A	None

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 *An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

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**Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer will hold office for the year ending December 31, 2008 and thereafter until their respective successors are duly elected and qualified.

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All of the Trust's trustees are also directors/trustees of RVT, RMT, RFT and RCF.

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Information relating to each Trustee's share ownership in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2007 is set forth in the tables below.

Charles M. Royce
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Heritage Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Value Fund	Over $100,000
Royce Value Plus Fund	Over $100,000
Royce Technology Value Fund	Over $100,000
Royce 100 Fund	Over $100,000
Royce Discovery Fund	Over $100,000
Royce Financial Services Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce Select Fund I	Over $100,000
Royce Select Fund II	Over $100,000
Royce Global Value Fund	$1 - $10,000
Royce European Smaller-	Over $100,000
Companies Fund
Royce SMid-Cap Value Fund	Over $100,000
Royce SMid-Cap Select Fund	Over $100,000

The Royce Funds		Over $100,000

Mark R. Fetting
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$10,001 - $50,000
Royce Total Return Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Richard M. Galkin
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Total Return Fund	Over $100,000
Royce 100 Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	$1 - $10,000
Royce Technology Value Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce Financial Services Fund	$10,001 - $50,000
Royce Global Value Fund	$1 - $10,000
Royce European Smaller-	$10,001 - $50,000
Companies Fund

The Royce Funds		Over $100,000

William L. Koke
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$50,001 - $100,000
Royce Low-Priced Stock Fund	$50,001 - $100,000
Royce Financial Services Fund	$50,001 - $100,000
Royce Global Value Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$10,001 - $50,000
Royce Value Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Micro-Cap Fund	$50,001 - $100,000
Royce Premier Fund	Over $100,000
Royce Total Return Fund	$50,001 - $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	$50,001 - $100,000
Royce Value Plus Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce 100 Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

G. Peter O'Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	$50,001 - $100,000
Royce Low-Priced Stock Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	$50,001 - $100,000
Royce Technology Value Fund	$10,001 - $50,000
Royce Select Fund I	$50,001 - $100,000
Royce Select Fund II	$50,001 - $100,000
Royce Global Select Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

        The Board of Trustees has an Audit Committee, comprised of Richard M. Galkin, Stephen L. Isaacs, William L. Koke, Arthur S. Mehlman, David L. Meister and G. Peter O'Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds' independent accountants and for conducting post-audit reviews of the Funds' financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Galkin serves as Chairman of the Audit Committee and Mr. Mehlman is designated as the Audit Committee Financial Expert, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2007, the Audit Committee held two meetings.

        The Board of Trustees has a Nominating Committee, comprised of Richard M. Galkin, Stephen L. Isaacs, William L. Koke, Arthur S. Mehlman, David L. Meister and G. Peter O'Brien. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Non-interested Trustees of the Fund and recommending its nominees for consideration by the Fund's full Board of Trustees. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O'Brien serve as co-Chairman of the Nominating Committee. The Nominating Committee did not meet during the year ended December 31, 2007. While the Committee is solely responsible for the selection and nomination of the Fund's Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee's qualifications.

        For the year ended December 31, 2007, the following trustees, and certain affiliated persons of the Trust who received more than $60,000, received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

	Aggregate	Pension or Retirement	Total Compensation	Total Compensation
	Compensation	Benefits Accrued As	from The Royce Funds	from Fund
Name	From Trust	Part of Trust Expenses	paid to Trustees/Directors	Complex*

Richard M. Galkin,	$68,600	N/A	$105,000	$105,000
Trustee

Stephen L. Isaacs,	68,600	N/A	105,000	105,000
Trustee

William L. Koke,	68,600**	N/A	105,000**	105,000
Trustee

Arthur S. Mehlman,	68,600	N/A	105,000	231,250
Trustee

David L. Meister,	68,600	N/A	105,000	105,000
Trustee

G. Peter O'Brien,	64,000	N/A	98,000	213,000
Trustee

John D. Diederich,	268,935***	10,584	N/A	N/A
Director of
Administration

Bruno Lavion,	199,880***	17,359	N/A	N/A
Director of Mutual
Fund Operations

Lisa Curcio	190,495***	16,768	N/A	N/A
Chief Compliance Officer

__________________

* Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2007 from the Fund Complex. The Fund Complex includes the 30 portfolios of The Royce Funds and the 14 portfolios of the Legg Mason Funds.

** Includes $19,599 from the Trust ($30,000 from the Trust and other Royce Funds) deferred during 2007 at the election of Mr. Koke under The Royce Funds' Deferred Compensation Plan for Trustees/Directors.

*** This amount represents only that portion of the affiliated person's compensation that was paid by The Royce Fund during the year ended December 31, 2007. This affiliated person also received compensation from other affiliated registered investment companies comprising The Royce Funds and from Royce & Associates, LLC.

        Effective January 1, 2008, each of the non-interested Trustees receives a fee of $60,600 per year for serving on the Trust's Board of Trustees plus $5,600 for each meeting of the Board attended.

Information Concerning Royce

        On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason"). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds' investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of December 31, 2007, Legg Mason's asset management subsidiaries had aggregate assets under management of approximately $998 billion.

PRINCIPAL HOLDERS OF SHARES

        As of April 3, 2009, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Pennsylvania Mutual Fund
Investment Class

National Financial Services	66,448,356	Record	19.87%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	36,508,314	Record	10.92%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	19,840,031	Record	5.93%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund
Consultant Class

Citigroup Global Markets	54,219,279	Record	57.73%
House Account
700 Reed Brook Blvd.
Owings Mills, MD 21117-5184

National Financial Services	5,309,922	Record	5.65%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Royce Pennsylvania Mutual Fund
Service Class

National Financial Services	19,974,750	Record	70.71%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

State Street Bank and Trust TTEE	1,458,031	Record	5.16%
FBO Citistreet Corp
1 Heritage Dr.
Quincy, MA 02171-2105

State Street Bank as Trustee	1,420,640	Record	5.03%
FBO Olin Corp Contrib EE
EE Ownership Plan
105 Rosemont Rd.
Westwood, MA 02090-2318

Royce Pennsylvania Mutual Fund
R Class

MG Trust Company Cust. FBO	149,104	Record	17.19%
Apex Systems, Inc. 401(k) Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

Emjay FBO Engineering Consulting	101,618	Record	11.71%
14026 Thunderbolt Pl. 300
Chantilly, VA 20151-3296

Emjayco FBO Strategic Insight	91,840	Record	10.59%
8515 East Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Wachovia Bank FBO Various	85,253	Record	9.83%
Retirement Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-0001

MG Trust Company Cust. FBO	43,938	Record	5.07%
KAWG&F, P.A. 401(k) Profit Sharing
700 17th Street, Suite 300
Denver, CO 80202-3531

Royce Pennsylvania Mutual Fund
K Class

MG Trust Company Cust.	99,171	Record	67.84%
FBO Eagle Systems Inc.
700 17th Street, Suite 300
Denver, CO 80202-3531

Nationwide Trust Company FSB	39,547	Record	27.05%
c/o IPO Portfolio Accounting
P.O. Box 180229
Columbus, OH 43218-2029

Wachovia Bank FBO Various	7,464	Record	5.11%
Retirement Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-0001

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	9,034,154	Record	18.26%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

National Financial Services	8,357,316	Record	16.89%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Citigroup Global Markets Inc.	8,001,373	Record	16.17%
388 Greenwich Street
New York, NY 10013-2375

Royce Micro-Cap Fund
Consultant Class

Citigroup Global Markets	7,405,680	Record	61.94%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

National Financial Services	717,254	Record	6.00%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Micro-Cap Fund
Service Class

National Financial Services	1,725,081	Record	40.45%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

New York Life Trust Company	946,290	Record	22.19%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

Charles Schwab & Co. Inc.	637,201	Record	14.94%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Maril & Co. FBO 76	258,293	Record	6.06%
c/o M&I Trust Company, NA
11270 W. Park Place
Suite 400 PPW04WM
Milwaukee, WI 53224-3638

Saxon and Co.	241,569	Record	5.66%
P.O. Box 77780-1888
Philadelphia, PA 19182-0001

Royce Premier Fund Investment Class

Charles Schwab & Co., Inc.	52,864,621	Record	25.10%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	42,138,470	Record	20.00%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Citigroup Global Markets Inc.	24,403,492	Record	11.58%
388 Greenwich Street
New York, NY 10013-2375

Royce Premier Fund
Service Class

National Financial Services	4,170,059	Record	22.42%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

ICMA Retirement Services	3,048,066	Record	16.39%
Vantage Trust NAV
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Saxon and Co.	1,964,309	Record	10.56%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

ICMA Retirement Services	1,191,250	Record	6.40%
Vantage Trust UNITIZED
777 N. Capitol St., NE, Suite 600
Washington, DC 20002-4240

Royce Premier Fund
Institutional Class

National Financial Services	6,614,007	Record	22.72%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

JP Morgan Chase Bank	6,480,515	Record	22.26%
c/o JPM/AC RPS
The Interpublic Group of Co. Inc.
Savings Plan 01/01/2003
Attn: Management Reporting Team
P.O. Box 419784
Kansas City, MO 64141-6784

The Northern Trust Company	4,075,483	Record	14.00%
as Trustee FBO Nortel - DV
P.O. Box 92994
Chicago, IL 60675-0001

State Street Bank and Trust TFEE	3,918,926	Record	13.46%
UBS Svngs & Investment Plan
105 Rosemont Road
Westwood, MA 02090-2318

Royce Premier Fund
W Class

Prudential Investment Management	9,429,258	Record	49.89%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop 194-201
3 Gateway Center - Suite 11
Newark, NJ 07102-4000

Patterson & Co.	8,391,007	Record	44.40%
Omnibus NC 1151
1525 West WT Harris Blvd.
Charlotte, NC 28288-0001

Royce Premier Fund
R Class

Emjayco	24,394	Record	55.78%
FBO Merritt Management
401(k) Plan
P.O. Box 170910
Milwaukee, WI 53217-0909

Charles Schwab & Co., Inc.	18,240	Record	41.71%
Special Custody A/C
FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund
Consultant Class

Citigroup Global Markets	1,299,851	Record	52.58%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

National Financial Services	184,032	Record	7.44%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	159,260	Record	6.44%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Premier Fund
K Class

Orchard Trust Co. TTEE	24,911	Record	82.21%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Royce Associates MPPP FBO	5,389	Record and	17.79%
Charles M. Royce		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Low-Priced Stock Fund
Service Class

National Financial Services	55,974,753	Record	28.29%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co., Inc.	50,388,581	Record	25.47%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Low-Priced Stock Fund
Institutional Class

National Financial Services	54,472,933	Record	87.96%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Low-Priced Stock Fund
Investment Class

Charles Schwab & Co. Inc.	4,095,220	Record	53.14%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	1,324,347	Record	17.18%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Midtrusco	442,803	Record	5.75%
FBO Various Retirement Plans
5901 College Boulevard, Suite 100
Overland Park, KS 66211-1834

Royce Low-Priced Stock Fund
R Class

MG Trust Company Cust. FBO	6,309	Record	32.62%
Oak Bank 401(k) Profit Sharing
700 17th Street, Suite 300
Denver, CO 80202-3531

MG Trust Company Cust. FBO	5,188	Record	26.83%
Chesapeake Orthopaeadic
700 17th Street, Suite 300
Denver, CO 80202-3531

Orchard Trust Co. LLC CUST	2,354	Record	12.17%
FBO: OPP Funds Recordk Pro
Ret. Pl.
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

MG Trust Company As Agent For	2,016	Record	10.43%
Frontier Trust Co. as Trustee
Decatur Orthopaedic Clinic 401(k) P
P.O. Box 10699
Fargo, ND 58106-0699

WTRISC	1,824	Record	9.43%
FBO Indiana Sheriffs 457 B Plan
P.O. Box 52129
Phoenix, AZ 85072-2129

National Financial Services	1,131	Record	5.85%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Low-Priced Stock Fund
K Class

Royce Associates MPPP FBO	4,941	Record and	67.10%
Charles M. Royce		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Nationwide Trust Company FSB	2,423	Record	32.90%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	68,815,125	Record	23.81%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	54,566,160	Record	18.88%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	23,339,396	Record	8.07%
P.O. Box 2052
Jersey City, NJ 07303-2052

Citigroup Global Markets Inc.	17,083,437	Record	5.91%
388 Greenwich Street
New York, NY 10013-2375

Royce Total Return Fund
Consultant Class

Citigroup Global Markets	24,818,197	Record	66.24%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Royce Total Return Fund
Service Class

National Financial Services	4,605,643	Record	23.02%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Vanguard Fiduciary Trust Company	4,202,780	Record	21.01%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Mercer Trust Company TTEE	1,361,688	Record	6.81%
GTG LLC 401(k) Plan
One Investors Way
Attn: DCPA Team
Norwood, MA 02062

Massachusetts Mutual Insurance Co.	1,006,613	Record	5.03%
1295 State Street MIP C255
Springfield, MA 01111-0001

Royce Total Return Fund
Institutional Class

State Street Bank & Trust Company	3,947,450	Record	17.20%
FBO Cummins Inc. & Affiliates
Retirement & Savings Plan
Master Trust
1 Heritage Drive
Quincy, MA 02171-2105

National Financial Services	3,469,022	Record	15.11%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	3,427,118	Record	14.93%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

WTRISC	2,689,086	Record	11.71%
Group Health Permanent 401K SD/MPG
P.O. Box 52129
Phoenix, AZ 85072-2129

Vanguard Fiduciary Trust Company	2,384,744	Record	10.39%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Royce Total Return Fund
W Class

Prudential Investment Management	6,947,738	Record	91.26%
Service FBO of Mutual Fund Clients
Attn: Pru Choice Unit
Mail Stop 194-201
3 Gateway Center, Suite 11
Newark, NJ 07102-4000

Patterson & Co.	545,174	Record	7.16%
Omnibus Cash Cash
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-0001

Royce Total Return Fund
R Class

Emjay FBO Engineering Consulting	97,739	Record	27.89%
14026 Thunderbolt Pl. 300
Chantilly, VA 20151-3296

MGTrust Company Cust. FBO	93,112	Record	26.57%
The J. Craig Venter Science
700 17th Street, Suite 300
Denver, CO 80202-3531

MG Trust Company Cust. FBO	68,455	Record	19.53%
McAngus, Goudelock & Courie
700 17th Street - Suite 300
Denver, CO 80202-3531

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Total Return Fund
K Class

Great West Life & Annuity	2,308,004	Record	64.59%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Orchard Trust Co. TTEE	948,221	Record	26.54%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Royce Heritage Fund
Service Class

Charles Schwab & Co. Inc.	2,143,652	Record	20.79%
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	812,676	Record	7.88%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Heritage Fund
Consultant Class

Citigroup Global Markets	223,790	Record	33.44%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

National Financial Services	50,843	Record	7.60%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	42,202	Record	6.31%
P.O. Box 2052
Jersey City, NJ 07303-2051

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Heritage Fund
Investment Class

Royce Family Investments, LLC	136,879	Record	19.43%
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Michael Hveem TTEE	87,585	Record	12.43%
Marilyn J. Royce 2002 Trust
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Bea & Company Partnership	71,310	Record	10.12%
P.O. Box 100
Beatrice, NE 68310-0100

Charles Schwab & Co. Inc.	51,843	Record	7.36%
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Michael Hveem TTEE	43,534	Record	6.18%
Amanda B. Royce 2002 Trust
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Michael Hveem TTEE	43,534	Record	6.18%
Charles M. Royce Jr. 2002 Trust
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Michael Hveem TTEE	43,354	Record	6.18%
Jennifer H. Royce 2002 Trust
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Heritage Fund
R Class

Royce Associates MPPP FBO	10,425	Record and	100%
Charles M. Royce		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Heritage Fund
K Class

Royce Associates MPPP FBO	10,424	Record and	74.06%
Charles M. Royce		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Nationwide Trust Company FSB	3,651	Record	25.94%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Royce Opportunity Fund
Investment Class

National Financial Services	24,249,939	Record	24.35%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	19,652,691	Record	19.73%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Pershing LLC	5,647,709	Record	5.67%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Service Class

National Financial Services	12,930,939	Record	38.14%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

John Hancock Life Insurance	9,236,411	Record	27.24%
Co. USA
RPS SEG Funds & Accting ET7
601 Congress Street
Boston, MA 02210-2804

State Street Bank and Trust TTEE	1,899,294	Record	5.60%
FBO Citistreet Corp.
1 Heritage Drive
Quincy, MA 02171-2105

JP Morgan Chase Bank TTEE	1,855,041	Record	5.47%
FBO Perot Systems Corporation
Retirement Savings Plan
Dated 01/01/2004
P.O. Box 419784
Kansas City, MO 64141-6784

Royce Opportunity Fund
Institutional Class

The Northern Trust Co.	25,380,745	Record	46.09%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-0001

Reliance Trust Company	6,156,919	Record	11.18%
FBO North Shore Long Island
Jewish Health System 403B Plan
c/o Fascorp.
8515 E. Orchard Rd, 2T2
Greenwood Vlg, CO 80111-5002

Charles Schwab & Co., Inc.	5,942,030	Record	10.79%
Attn: Mutual Funds Ops.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	3,667,480	Record	6.66%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Opportunity Fund
Consultant Class

Citigroup Global Markets	471,456	Record	57.49%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

National Financial Services	62,271	Record	7.59%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

ING	55,224	Record	6.73%
Enhanced K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873-4162

Royce Opportunity Fund
R Class

Dan O'Byrne or W. Whitney George	4,291	Record and	35.06%
Royce Associates MPPP FBO		Beneficial
Charles M. Royce
745 Fifth Avenue, Suite 2400
New York, NY 10151

John Russell FBO	3,008	Record	24.57%
Lake Ontario Fruit Inc. 401(k)
Profit Sharing Plan & Trust
14234 Ridge Rd. W
Albion, NY 14411-9163

Michael S. Sroka FBO	1,945	Record	15.89%
Monitoring Solutions Inc. 401(k)
Profit Sharing Plan & Trust
4440 S. High School Rd., Ste. D
Indianapolis, IN 46241-6402

Union Bank TR Nominee	995,379	Record	8.13%
FBO CS-Portnoy PSP
P.O. Box 85484
San Diego, CA 92186-5484

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Wells Fargo Bank NA FBO	626	Record	5.12%
UEP P/S/P - R Bryant
P.O. Box 1533
Minneapolis, MN 55480-1533

Royce Opportunity Fund
K Class

Royce Associates MPPP FBO	4,664	Record and	99.69%
Charles M. Royce		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Special Equity Fund
Service Class

Charles Schwab & Co. Inc.	665,112	Record	61.82%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	129,379	Record	12.03%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Tom Kuehn TTEE	76,073	Record	7.07%
Plastic Ingenuity Inc.
P/S & Savings Plan
1017 Park Street
Cross Plains, WI 53528-9630

Pershing LLC	58,764	Record	5.46%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Special Equity Fund
Investment Class

National Financial Services	5,999,833	Record	21.04%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	5,537,106	Record	19.42%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	5,001,839	Record	17.54%
P.O. Box 2052
Jersey City, NJ 07303-2052

Ameritrade Inc. for the Exclusive	1,727,449	Record	6.06%
Benefit of Our Customer
P.O. Box 2226
Omaha, NE 68103-2226

Royce Special Equity Fund
Institutional Class

Mac & Co.	4,378,890	Record	36.19%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

JPMorgan Chase Bank NA Cust.	2,881,523	Record	23.82%
Automatic Data Processing Inc.
Pension Retirement Plan
4 New York Plaza, Fl. 15
New York, NY 10004-2413

State Street Bank & Trust co. TTEE	1,187,621	Record	9.82%
Glaxo Smith Kline Retirement
Savings Plan UA DTD 06/26/1989
2 Avenue De Lafayette Ste. 2
Boston, MA 02111-1748

National Financial Services	1,027,713	Record	8.49%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Northern Trust As Trustee FBO	780,055	Record	6.45%
Snap-On Tools Inc. Investment TR
P.O. Box 92956
Chicago, IL 60675-0001

Lauer & Co. Partnership	746,337	Record	6.17%
c/o The Glenmede Trust Co.
P.O. Box 58997
Philadelpha, PA 19102-8997

Royce Special Equity Fund
Consultant Class

Citigroup Global Markets	610,005	Record	72.31%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Royce Value Fund
Service Class

Charles Schwab & Co. Inc.	36,326,049	Record	36.20%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	30,988,730	Record	30.88%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	5,646,100	Record	5.63%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Value Fund
Consultant Class

Citigroup Global Markets	1,329,778	Record	61.94%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

National Financial Services	170,900	Record	7.96%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

First Clearing, LLC	114,900	Record	5.35%
United Bank Collateral Account
12705 Willow Point Dr.
Fredericksburg, VA 22408-0257

Royce Value Fund
Investment Class

Charles Schwab & Co. Inc.	992,805	Record	33.64%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	219,811	Record	7.45%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Value Fund
Institutional Class

Legg Mason Partners Lifestyle	4,369,741	Record	27.66%
Series Inc. Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Lifestyle	2,379,430	Record	15.06%
Series Inc. Allocation 70%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Lifestyle	1,031,250	Record	6.53%
Series Inc. Allocation 50%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Polish American Freedom Foundation	994,965	Record	6.30%
410 Park Avenue, 15th Fl.
New York, NY 10022-4407

Royce Value Fund
R Class

PIMS/Prudential Retirement As	33,752	Record	64.72%
Nominee For the TTEE/CUST PL
820 Money Purchase Plan For
Empl. Of
18700 Ward Street
Fountain Valley, CA 92708-6930

Orchard Trust Co. LLC CUST	15,716	Record	30.14%
FBO: Opp. Funds Recordk Pro
Ret. Pl.
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Value Fund
K Class

Fifth Third Bank Cust.	205,265	Record	58.66%
FBO Cape Ann Savings Bank - R/R
P.O. Box 3385
Cincinnati, OH 45263-0001

Fifth Third Bank Cust.	99,727	Record	28.50%
FBO Cape Ann Savings Bank - C/R
P.O. Box 3385
Cincinnati, OH 45263-0001

Nationwide Trust Company FSB	30,647	Record	8.76%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Royce Value Plus Fund
Service Class

National Financial Services	85,847,734	Record	40.29%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	52,444,776	Record	24.61%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Value Plus Fund
Institutional Class

National Financial Services	7,348,072	Record	36.64%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	2,282,301	Record	11.38%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Farmers and Merchants Company	1,411,627	Record	7.04%
Partnership
P.O. Box 701
Abilene, TX 79604-0701

SEI Private Trust Co.	1,004,972	Record	5.01%
FBO Woodtrust Asset Management
One Freedom Valley Drive
Oaks, PA 19456

Royce Value Plus Fund
Investment Class

Patterson & Co. FBO	7,580,910	Record	42.59%
Omnibus Cash/Cash
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-0001

Charles Schwab & Co. Inc.	3,763,307	Record	21.14%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Calhoun & Co.	2,541,675	Record	14.28%
P.O. Box 75000 MC 3446
Detroit, MI 48275-0001

National Financial Services	966,669	Record	5.43%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Value Plus Fund
Consultant Class

Citigroup Global Markets	2,054,304	Record	67.57%
House Account
700 Red Brook Blvd.
Owings Mills, MD 21117-5184

Royce Value Plus Fund
R Class

Emjayco FBO	30,645	Record	55.70%
EXFO USA 401(k)
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Charles Schwab & Co. Inc.	11,950	Record	21.72%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

MG Trust Company Cust. FBO	3,743	Record	6.80%
Walsh Jesuit High School 403B Plan
700 17th Street, Suite 300
Denver, CO 80202-3531

Orchard Trust Co. LLC CUST	3,096	Record	5.63%
FBO: Opp Funds Recordk Pro Ret. Pl
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Value Plus Fund
K Class

FFB REG FBO	20,189	Record	15.64%
FFB RGO FBO Oklahoma St.
School Brd.
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

FFB REG FBO	13,640	Record	10.57%
FFB RGO FBO Northstar Publishing.
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

FFB REG FBO	13,606	Record	10.54%
American Bank Systems, Inc.
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

FFB REG FBO	13,342	Record	10.34%
FFB RGO FBO The Beard Company
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

FFB REG FBO	12,306	Record	9.53%
FFB RGO FBO Rebel Oil Company
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

FFB REG FBO	12,108	Record	9.38%
FFB RGO FBO Pathology
Consult. Svc.
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

FFB REG FBO	10,583	Record	8.20%
Air Compressor Supply, Inc.
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

FFB REG FBO	7,087	Record	5.49%
FFB REG FBO United Methodist
5101 North Classen Blvd., Ste. 620
Oklahoma City, OK 73118-5263

Royce Technology Value Fund
Service Class

Charles Schwab & Co., Inc.	345,936	Record	17.71%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

The Beinecke Foundation, Inc.	271,113	Record	13.88%
The Widgeon Point Charitable FDN
P.O. Box 70
Armonk, NY 10504-0070

National Financial Services	236,564	Record	12.11%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Family Investments LLC	199,059	Record and	10.19%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Royce 100 Fund
Service Class

Charles Schwab & Co. Inc.	5,238,874	Record	54.66%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	791,328	Record	8.26%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce 100 Fund
Investment Class

Charles Schwab & Co. Inc.	1,761,051	Record	65.89%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

The Beinecke Foundation Inc.	233,968	Record	8.75%
The Widgeon Point Charitable Fund
P.O. Box 70
Armonk, NY 10504-0070

Royce 100 Fund
R Class

Royce & Associates MPPP	10,133	Record and	99.81%
FBO Charles M. Royce		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce 100 Fund
K Class

Royce & Associates MPPP	10,133	Record and	80.95%
FBO Charles M. Royce		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Nationwide Trust Company FSB	2,385	Record	19.05%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Royce Discovery Fund
Service Class

Royce Family Investments LLC	103,516	Record and	15.35%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles M. Royce	98,466	Record and	14.60%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

MG Trust Company Cust. FBO	72,256	Record	10.71%
Royce & Associates, LLC 401(k) Plan
700 17th Street
Suite 300
Denver, CO 80202-3531

Charles Schwab & Co. Inc.	42,344	Record	6.28%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Financial Services Fund
Service Class

Pershing LLC	561,988	Record	25.97%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co. Inc.	462,575	Record	21.38%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	226,782	Record	10.48%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Ameritrade Inc. for the	212,973	Record	9.84%
Exclusive Benefit of our Customer
P.O. Box 2226
Omaha, NE 68103-2226

Royce Family Investments LLC	126,119	Record and	5.83%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

The Royce Family Fund Inc.	113,169	Record and	5.23%
DTD 10/23/06		Beneficial
c/o Charles M. Royce
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	743,096	Record	51.53%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	118,371	Record	8.21%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

LPL Financial	87,856	Record	6.09%
FBO: Customer Accounts
Attn: Mutual Fund Operations
P.O. Box 509046
San Diego, CA 92150-9046

Royce Dividend Value Fund
Investment Class

Royce Family Investments LLC	257,265	Record and	41.48%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 05830-7259

LPL Financial	243,167	Record	39.20%
FBO: Customer Accounts
Attn: Mutual Fund Operations
P.O. Box 509046
San Diego, CA 92150-9046

Davidian L. Ouyang & Susan J.	33,234	Record and	5.36%
Ouyang JT WROS		Beneficial
Arcadia, CA 91006-2323

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Royce Select Fund I
Investment Class

Charles Schwab & Co., Inc.	375,188	Record	26.20%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Keybank NA	182,954	Record	12.78%
P.O. Box 94871
Cleveland, OH 44101-4871

The Royce Family Fund Inc.	104,653	Record and	7.31%
DTD 10/23/06		Beneficial
c/o Charles M. Royce
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Select Fund II
Investment Class

Royce Family Investments LLC	72,812	Record and	28.52%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Bryant R. Riley TTEE	34,645	Record	13.57%
Robert Antin Children Irrevocable
Trust UA DTD 01/01/2001
Los Angeles, CA 90025-3384

Royce & Associates MPPP	17,802	Record and	6.97%
FBO Jim Harvey		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Jeffrey M. Dressel TTEE	17,201	Record and	6.74%
Jeffrey M. Dressel DDS PC 401K PSP		Beneficial
Trust DTD 01-01-2004
FBO Jeffrey M. Dressel
Brooklyn, NY 11231-4106

Royce Global Select Fund
Investment Class

W. Whitney George	122,865	Record and	20.00%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Ameritrade Inc. for the	52,115	Record	8.48%
Exclusive Benefit of Our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Global Value Fund
Service Class

Charles Schwab & Co. Inc.	2,111,071	Record and	49.02%
Reinvest Account		Beneficial
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	372,839	Record	8.66%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	296,140	Record	6.88%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Mac & Co.	281,360	Record	6.53%
Mutual Funds Ops. - P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15219-1707

Royce European Smaller-
Companies Fund
Service Class

Pershing LLC	172,955	Record	23.92%
P.O. Box 2052
Jersey City, NJ 07303-2052

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Charles Schwab & Co. Inc.	191,635	Record	26.51%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Charles M. Royce	104,915	Record and	14.51%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Ameritrade Inc. for the Exclusive	56,337	Record	7.79%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

Royce SMid-Cap Value Fund
Service Class

National Financial Svcs. Corp.	821,629	Record	64.93%
FEBO Our Customers
200 Liberty St.
New York, NY10281-1003

Charles Schwab & Co. Inc.	226,452	Record	17.90%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments LLC	100,342	Record and	7.93%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Royce SMid-Cap Select Fund
Investment Class

Royce Family Investments LLC	71,164	Record and	53.39%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Fund	Number of Shares	Type of Ownership	Percentage of Outstanding Shares

Steve G. McBoyle	21,012	Record and	16.65%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Christopher Z Ou & Irene Wan Hong	10,862	Record	8.61%
Lam JT WROS
McKinney, TX 75070-4718

Richard C. Piper TTEE	10,186	Record	8.07%
Richard C. Piper Trust
UA Dtd 12/27/1999
Whisper Pines, NC 28327-9381

Royce International-Smaller
Companies Fund
Service Class

Royce Family Investments LLC	200,000	Record and	68.24%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Ameritrade Inc.	81,620	Record	27.85%
P.O. Box 2226
Omaha, NE 68103-2226

Royce Focus Value Fund Service Class

W. Whitney George	100,000	Record and	61.84%
745 Fifth Avenue, Suite 2400		Beneficial
New York, NY 10151

Dan O'Byrne or W. Whitney	20,080	Record and	12.42%
George TTEES		Beneficial
Royce & Associates MPPP
FBO Jack Fockler
745 Fifth Avenue, Suite 2400
New York, NY 10151

Jack E. Fockler Jr. & Cheryl L.	20,000	Record and	12.37%
Fockler TTEES Cheryl L. Fockler		Beneficial
Revocable Trust UA DTD 05/10/01
745 Fifth Avenue, Suite 2400
New York, NY 10151

Jack E. Fockler Jr. & Cheryl L.	20,000	Record and	12.37%
Fockler TTEES Jack Fockler Jr.		Beneficial
Revocable Trust DTD 05/10/01
745 Fifth Avenue, Suite 2400
New York, NY 10151

        As of April 3, 2009, all of the trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the Funds as indicated in the following table. Except as noted below, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds and their respective classes.

Fund	Class	Approximate Percentage owned
Royce Premier Fund	K	17.81%
Royce Low-Priced Stock Fund	Investment	2.03%
Royce Low-Priced Stock Fund	K	59.16%
Royce Heritage Fund	Investment	36.00%
Royce Heritage Fund	R	99.98%
Royce Heritage Fund	K	98.64%
Royce Opportunity Fund	Consultant	4.93%
Royce Opportunity Fund	R	35.09%
Royce Opportunity Fund	K	99.58%
Royce Value Fund	Investment	17.02%
Royce Value Plus Fund	Investment	1.60%
Royce Value Plus Fund	K	3.83%
Royce Technology Value Fund	Service	16.21%
Royce 100 Fund	Investment	11.05%
Royce 100 Fund	R	99.83%
Royce 100 Fund	K	80.91%
Royce Discovery Fund	Service	56.88%
Royce Financial Services Fund	Service	7.35%
Royce Dividend Value Fund	Investment	42.76%
Royce Dividend Value Fund	Service	4.76%
Royce Select Fund II	Investment	44.66%
Royce Global Select Fund	Investment	29.42%
Royce Global Value Fund	Service	6.27%
Royce European Smaller-Companies Fund	Service	18.37%
Royce SMid-Cap Value Fund	Service	9.92%
Royce SMid-Cap Select Fund	Investment	73.09%
Royce International Smaller-Companies Fund	Service	68.55%
Royce Focus Value Fund	Service	99.34%

<R/>

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

        As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:

Fund	Percentage Per Annum of Fund's Average Net Assets
Royce Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000 and
.75% of any additional average net assets

Royce Premier Fund	1.00% of first $2,000,000,000,
Royce Total Return Fund	.95% of next $2,000,000,000 and
Royce Heritage Fund	.90% of next $2,000,000,000,
Royce Opportunity Fund	.85% of any additional average net assets
Royce Special Equity Fund
Royce Value Fund
Royce Value Plus Fund
Royce 100 Fund
Royce Discovery Fund
Royce Financial Services Fund
Royce Dividend Value Fund
Royce SMid-Cap Value Fund
Royce Focus Value Fund
Royce Partners Fund

Royce Micro-Cap Fund	1.30% of first $2,000,000,000,
1.25% of next $2,000,000,000,
1.20% of next $2,000,000,000 and
1.15% of any additional average net assets

Royce Low-Priced Stock Fund	1.15% of first $2,000,000,000,
1.10% of next $2,000,000,000,
1.05% of next $2,000,000,000 and
1.00% of any additional average net assets

Royce Technology Value Fund	1.25% of the first $2,000,000,000,
Royce Global Value Fund	1.20% of next $2,000,000,000,
Royce European Smaller-Companies Fund	1.15% of next 2,000,000,000 and
1.10% of any additional average net assets
Royce International Smaller-Companies Fund

        Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Heritage, Royce Opportunity, Royce Special Equity, Royce Value, Royce Value Plus, Royce 100 and Royce Dividend Value Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

        Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

        The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, "Services Agreements" for more information.

        Under its Investment Advisory Agreements with Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund, each Fund pays Royce a performance fee. See "Management of the Fund" in the Funds' Prospectuses for further information concerning this fee and other material terms of such Investment Advisory Agreement, including Royce's obligation to pay the Fund's ordinary operating expenses.


        For each of the three years ended December 31, 2005, 2006 and 2007, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce Pennsylvania Mutual Fund
2005	$ 17,564,944	-
2006	26,546,240	-
2007	34,307,809	-

Royce Micro-Cap Fund
2005	$8,164,047	$31,128
2006	10,879,995	-
2007	12,426,708	-

Royce Premier Fund
2005	33,823,349	-
2006	43,777,196	-
2007	46,558,077	-

Royce Low-Priced Stock Fund
2005	45,671,670	430,894
2006	48,979,683	-
2007	53,212,404	-

Royce Total Return Fund
2005	48,722,042	-
2006	55,773,242	-
2007	58,231,511	-

Royce Heritage Fund
2005	548,055	-
2006	758,608	-
2007	1,152,119	-

Royce Opportunity Fund
2005	19,174,205	-
2006	21,531,022	-
2007	25,307,007	-

Royce Special Equity Fund
2005	8,775,656	-
2006	6,289,164	-
2007	6,134,201	-

Royce Value Fund
2005	675,007	-
2006	3,323,186	-
2007	8,085,505	-

Royce Value Plus Fund
2005	2,326,834	-
2006	8,179,072	-
2007	25,396,005

Royce Technology Value Fund
2005	421,152	22,552
2006	362,015	12,702
2007	254,282	11,812

Royce 100 Fund
2005	$79,414	39,130
2006	271,594	-
2007	363,777	-

Royce Discovery Fund
2005	-	33,093
2006	-	39,585
2007	13,686	30,161

Royce Financial Services Fund
2005	-	15,146
2006	-	26,310
2007	18,115	30,281

Royce Dividend Value Fund
2005	-	27,021
2006	812	45,106
2007	64,774	10,875

Royce Select Fund I
2005	404,349	-
2006	540,086	-
2007	471,713	-

Royce Select Fund II
2005*	7,933	-
2006	30,501	-
2007	17,163	-

Royce Global Select Fund
2005*	9,397	-
2006	26,162	-
2007	95,871	-

Royce Global Value Fund
2007**	147,623	8,067

Royce European Smaller-Companies Fund
2007**	32,141	35,984

Royce SMid-Cap Value Fund
2007***	-	2,938

Royce SMid-Cap Select Fund
2007***	3,338	-

   __________________

*For the period June 30, 2005 (commencement of operations) to December 31, 2005
**For the period December 29, 2006 (commencement of operations) to December 31, 2007
***For the period September 28, 2007 (commencement of operations) to December 31, 2007

<R/>

SERVICE AGREEMENTS

        Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders' reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Funds' Board of Trustees, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies.

PORTFOLIO MANAGERS


        The following table shows the dollar range of each Fund's shares owned beneficially and of record by each of the Fund's Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers ("Portfolio Managers"), including investments by their immediately family members sharing the same household and amounts invested through retirement and deferred compensation plans. Except as described in the footnotes to the table, information in the table is provided as of December 31, 2007, The Royce Fund's most recent fiscal year end.

Portfolio Manager Investments in Each Fund
Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**

Royce Pennsylvania Mutual Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
James J. Harvey (Assistant Portfolio Manager)	None	$100,001 - $500,000
Jay S. Kaplan (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Francis Gannon (Assistant Portfolio Manager)	None	None

Royce Micro-Cap Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jenifer Taylor (Co- Portfolio Manager)	$100,001 - $500,000	$500,001 - $1,000,000
David Nadel (Assistant Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000

Royce Premier Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren Romeo (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Low-Priced Stock Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000
James A. Skinner (Assistant Portfolio Manager)	$10,001 - $50,000	$500,001 - $1,000,000

Royce Total Return Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Assistant Portfolio Manager)	$500,001 - $1,000,000	Over $1,000,000
George Necakov (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Christopher E. Flynn (Assistant Portfolio Manager)	None	None

Royce Heritage Fund
Charles M. Royce (Portfolio Manager)	$500,001 - $1,000,000***	$500,001 - $1,000,000***
James J. Harvey (Assistant Portfolio Manager)	$50,001 - $100,000	$100,001 - $500,000

Royce Opportunity Fund
Boniface A. Zaino (Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Co-Portfolio Manager)	$500,001 - $1,000,000	Over $1,000,000
Lauren Romeo (Assistant Portfolio Manager)	None	None

Royce Value Plus Fund
James A. Skinner (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Technology Value Fund
W. Whitney George (Portfolio Manager)	None	$10,001 - $50,000
Dana Serman (Assistant Portfolio-Manager)	None	$10,001 - $50,000

Royce 100 Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren Romeo (Assistant Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
Name	Dollar Range of Fund Shares Beneficially Owned*	Total Ownership Interest in Fund Shares**

Royce Discovery Fund
George Necakov (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Financial Services Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000***	$100,001 - $500,000***
Christopher E. Flynn (Assistant Portfolio Manager)	None	None

Royce Dividend Value Fund
Charles M. Royce (Co-Portfolio Manager)	$500,001 - $1,000,000***	$500,001 - $1,000,000***
Jay S. Kaplan (Co-Portfolio Manager)	None	None

Royce Global Value Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000
David Nadel (Assistant Portfolio Manager)	$50,001-$100,000	$50,001-$100,000

Royce European Smaller-Companies Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
David Nadel (Assistant Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000

Royce Select Fund I
Charles M. Royce (Co-Portfolio Manager)	$100,001 - $500,000	$50,001 - $100,000
Lauren Romeo (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Select Fund II
Charles M. Royce (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
James J. Harvey (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Global Select Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
David Nadel (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce SMid-Cap Value Fund
Charles M. Royce (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Steven G. McBoyle (Co-Portfolio Manager)	None	None

Royce SMid-Cap Select Fund
Charles M. Royce (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Steven G. McBoyle (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Smaller-Companies Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
George Necakov (Assistant Portfolio Manager)	None	None

Royce Focus Value Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Partners Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000

_____________________________

* This column reflects investments in a Fund's shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household. All ownership information is as of December 31, 2007 for those persons who were named Portfolio Managers in the Funds' prospectus on that date and as of March 31, 2008 for those persons who were not, except for information pertaining to Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund which is as of June 30, 2008, March 2, 2009 and April 27, 2009, respectively.

**Includes, in addition to amounts reported in the previous column, unvested amounts held as "phantom shares" in the Fund on the Portfolio Manager's behalf through Royce's deferred compensation arrangements. All ownership information is as of December 31, 2007 for those persons who were named Portfolio Managers in the Funds' prospectus on that date, and as of March 31, 2008 for those persons who were not, except for information pertaining to Royce International Smaller-Companies Fund, Royce Focus Value Fund and Royce Partners Fund which is as of June 30, 2008, March 2, 2009 and April 27, 2009, respectively.

***The values of Mr. Royce's above reported Fund share holdings do not include certain accounts for the benefit of members of Mr. Royce's family over which he exercises investment and voting discretion. Had these accounts been reflected, Mr. Royce's share holdings in this Fund would be over $1,000,000.

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Description of Portfolio Manager Compensation Structure

     Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, a Performance Bonus (generally the largest element of each Portfolio Manager's compensation with the exception of Charles M. Royce and W. Whitney George), a "Partners Pool" participation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses. Except as described below, each Portfolio Manager's compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager's experience and responsibilities.
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-

PERFORMANCE BONUS. Each Portfolio Manager receives a quarterly Performance Bonus that is either asset-based, or revenue-based and therefore in part based on the value of the accounts' net assets, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Performance Bonus received by Charles M. Royce that relates to each of Royce Micro-Cap Trust and Royce Focus Trust is performance-based fee revenue. For all Portfolio Managers, other than Boniface A. Zaino, William A. Hench and Charles R. Dreifus, the Performance Bonus applicable to the registered investment company accounts managed by the Portfolio Manager is subject to upward or downward adjustment or elimination based on a combination of 3-year and 5-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar (as of December 31, 2007 there were 362 such Funds tracked by Morningstar) and the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes. The Performance Bonus applicable to non-registered investment company accounts managed by a Portfolio Manager, and to Royce Select Fund I, Royce Select Fund II and Royce SMid-Cap Select Fund for Charles M. Royce, and Royce Global Select Fund for W. Whitney George, is not subject to performance-related adjustment.

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Payment of the Performance Bonus may be deferred as described below, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Performance Bonus will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager's total direct, indirect beneficial and deferred unvested bonus investments in the Royce registered investment company account for which he or she is receiving portfolio management compensation.

-

ROYCE "PARTNERS POOL". Each Portfolio Manager, other than Charles M. Royce, W. Whitney George, Boniface A. Zaino and William A. Hench, as well as other senior firm employees, participates in a quarterly pool relating to Royce's net operating revenues adjusted for some imputed expenses. A portion of this participation may be deferred for three years. The deferred portion is also forfeitable if the Portfolio Manager is terminated with or without cause or resigns and appreciates or depreciates during the deferral period based on the total return of a basket of registered investment company accounts managed by Royce.

-	FIRM BONUS. Charles M. Royce, W. Whitney George and Boniface A. Zaino receive a quarterly bonus based on Royce's net revenues.

-

BENEFIT PACKAGE. Each Portfolio Manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Managers' overall compensation.

Charles M. Royce and W. Whitney George, in addition to the above-described compensation, also receive a bonus based on Royce's retained pre-tax operating profit. This bonus, along with the Performance Bonus and Firm Bonus, generally represents the most significant element of Messrs. Royce's and George's compensation. A portion of the above-described compensation payable to Mr. Royce relates to his responsibilities as Royce's Chief Executive Officer, Chief Investment Officer and President of The Royce Funds. Messrs. George and Zaino also receive bonuses from Royce relating to the sale of Royce to Legg Mason, Inc. on October 1, 2001. Such bonuses are payable pursuant to Employment Agreements entered into by them and Royce in connection with the sale.

Other Portfolio Manager Accounts

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        The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2007 for those persons who were named Portfolio Managers on that date and as of March 31, 2008 for those persons who were not, as of June 30, 2008 for Charles M. Royce and George Necakov (Royce International Smaller-Companies Fund), as of March 2, 2009 for W. Whitney George (Royce Focus Value Fund) and as of April 27, 2009 for Charles M. Royce (Royce Partners Fund). Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Value of Managed Accounts for which Advisory Fee is Performance-Based

Charles M. Royce
	Registered investment companies	16	$16,803,519,455	5	$1,823,114,279

	Private pooled invest- ment vehicles	3	$64,272,270	3	$64,272,270

	Other accounts*	12	$65,716,595	None	None

W. Whitney George
	Registered investment companies	11	$14,623,124,248	1	$5,785,626

	Private pooled invest- ment vehicles	3	$277,776,055	1	$111,008,801

	Other accounts*	1	$23,995,287	None	None

Boniface A. Zaino
	Registered investment companies	1	$2,184,579,225	None	None

	Private pooled invest- ment vehicles	3	$830,458,552	1	$17,241,192

	Other accounts*	None	None	None	None

Charles R. Dreifus
	Registered investment companies	1	$561,500,222	None	None

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	8	$370,150,393	None	None

Jay S. Kaplan
	Registered investment companies	4	$5,595,689,468	None	None

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Value of Managed Accounts for which Advisory Fee is Performance-Based

James A. Skinner
	Registered investment companies	2	$7,184,034,903	None	None

	Private pooled invest- ment vehicles	2	$166,767,254	None	None

	Other accounts*	None	None	None	None

Jenifer Taylor
	Registered investment companies	3	$1,948,530,940	1	$391,475,516

	Private pooled invest- ment vehicles	1	$9,582,536	None	None

	Other accounts*	None	None	None	None

James J. Harvey
	Registered investment companies	4	$4,891,382,379	2	$393,891,051

	Private pooled invest- ment vehicles	1	$17,241,192	1	$17,241,192

	Other accounts*	None	None	None	None

George Necakov
	Registered investment companies	3	$5,645,287,930	None	None

	Private pooled invest- ment vehicles	2	$18,200,156	1	$14,820,290

	Other accounts*	None	None	None	None

William A. Hench
	Registered investment companies	1	$2,184,579,225	None	None

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Value of Managed Accounts for which Advisory Fee is Performance-Based

Christopher E. Flynn
	Registered investment companies	4	$7,440,171,770	2	$1,796,144,841

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

Lauren Romeo
	Registered investment companies	5	$10,096,281,398	1	$23,234,708

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

David Nadel
	Registered investment companies	5	$2,363,387,736	2	$1,410,454,951

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

Francis Gannon
	Registered investment companies	1	$4,378,226,923	None	None

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

Dana Serman
	Registered investment companies	1	$16,808,879	None	None

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None
Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Value of Managed Accounts for which Advisory Fee is Performance-Based

Mike Hveem
	Registered investment companies	1	$1,404,669,325	1	$1,505,669,325

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

Steven G. McBoyle
	Registered investment companies	2	$2,698,265	1	$1,319,195

	Private pooled invest- ment vehicles	None	None	None	None

	Other accounts*	None	None	None	None

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* Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds' Rule 17j-1 Code of Ethics.

Potential Conflicts of Interest

        The fact that a Portfolio Manager has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, "Portfolio Transactions" below.

        As described above, there is a revenue-based component of each Portfolio Manager's Performance Bonus and the Portfolio Managers also receive a "Partners Pool" participation or a Firm Bonus based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce and W. Whitney George receive a bonus based on Royce's retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

        Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high-net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager's compensation is tied to performance fees earned by Royce for the management of any one client account. Although bonuses and other compensation derived from Royce revenues or profits are impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured compensation. Notwithstanding the above, the Performance Bonus paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (Royce Value Trust and Royce Micro-Cap Trust) is based, in part, on performance-based fee revenues. Royce Value Trust and Royce Micro-Cap Trust pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index. In addition, four other registered investment company accounts, Royce Select Fund I, Royce Select Fund II, Royce Global Select Fund and Royce SMid-Cap Select Fund, each pay Royce a performance-based fee.

        Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests). See "Code of Ethics and Related Matters" below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

        Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

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        The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund's shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. It was organized in November 1982 and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

        As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund's, Royce Micro-Cap Fund's, Royce Premier Fund's, Royce Total Return Fund's, Royce Heritage Fund's, Royce Opportunity Fund's, Royce Special Equity Fund's, Royce Value Fund's, and Royce Value Plus Fund's Consultant Classes' respective average net assets, .50% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund's, Royce Premier Fund's, Royce Low-Priced Stock Fund's, Royce Total Return Fund's, Royce Heritage Fund's, Royce Opportunity Fund's, Royce Value Fund's, Royce Value Plus Fund's and Royce 100 Fund's R Classes' respective average net assets , .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund's, Royce Micro-Cap Fund's, Royce Premier Fund's, Royce Low-Priced Stock Fund, Royce Total Return Fund's, Royce Heritage Fund's, Royce Opportunity Fund's, Royce Special Equity Fund's, Royce Value Fund's, Royce Value Plus Fund's, Royce Technology Value Fund's, Royce 100 Fund's, Royce Discovery Fund's, Royce Financial Services Fund's, Royce Dividend Value Fund's, Royce Global Value Fund's, Royce European Smaller-Companies Fund's, Royce SMid-Cap Value Fund's, Royce International Smaller-Companies Fund's, Royce Focus Value Fund's and Royce Partners Fund's Service Classes' respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund's, Royce Premier Fund's, Royce Low-Priced Stock Fund, Royce Total Return Fund's, Royce Heritage Fund's, Royce Opportunity Fund's, Royce Value Fund's, Royce Value Plus Fund's and Royce 100 Fund's K Classes' respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. None of the Funds' Investment Classes, W Class or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.

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        Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

        The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

        The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

        The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

        The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding shares of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

        While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

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        For the fiscal year ended December 31, 2007, RFS received distribution fees from the Funds as follows:

	Net Distribution Fees	Distribution Fees Waived

Royce Pennsylvania Mutual Fund - Consultant Class	$12,287,349	-
Royce Pennsylvania Mutual Fund - Service Class	136,402	-
Royce Pennsylvania Mutual Fund - R Class	-	636
Royce Micro-Cap Fund - Service Class	50,732	-
Royce Micro-Cap Fund - Consultant Class	2,218,601	-
Royce Premier Fund - Service Class	580,137	-
Royce Premier Fund - Consultant Class	537,349	-
Royce Premier Fund - R Class	-	300
Royce Low-Priced Stock Fund - Service Class	8,381,254	1,596,430
Royce Low-Priced Stock Fund - R Class	-	292
Royce Total Return Fund - Service Class	923,637	-
Royce Total Return Fund - Consultant Class	7,042,719	-
Royce Total Return Fund - R Class	-	819
Royce Heritage Fund - Service Class	108,858	163,287
Royce Heritage Fund - Consultant Class	52,436	-
Royce Opportunity Fund - Service Class	829,018	-
Royce Opportunity Fund - Consultant Class	77,808	-
Royce Opportunity Fund - R Class	-	292
Royce Special Equity Fund - Service Class	5,176	-
Royce Special Equity Fund - Consultant Class	170,228	-
Royce Value Fund - Service Class	1,130,497	439,637
Royce Value Fund - Consultant Class	95,474	-
Royce Value Fund - R Class	-	145
Royce Value Plus Fund - Service Class	4,395,337	1,709,299
Royce Value Plus Fund - Consultant Class	357,923	-
Royce Value Plus Fund - R Class	-	144
Royce Technology Value Fund - Service Class	32,691	16,839
Royce 100 Fund - Service Class	-	87,951
Royce Discovery Fund - Service Class	-	10,962
Royce Financial Services Fund - Service Class	-	12,099
Royce Dividend Value Fund - Service Class	1,482	17,054
Royce European Smaller-Companies Fund - Service Class	-	13,625
Royce Global Value Fund - Service Class	-	31,138
Royce SMid-Cap Value Fund - Service Class	-	734

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        No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement

        Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

        Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust's Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are non-distribution related recordkeeping, account maintenance or other shareholder services.

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        As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of April 24, 2008, the financial intermediaries that Royce anticipates will receive payments from Royce's own resources include:

ASI	Expertplan	Morgan Stanley
Charles Schwab	Fidelity Brokerage	National Investor Services Corp.
CDM Retirement Consultants	First Trust	Pershing
DAC	Merrill Lynch	Smith Barney
Emjayco	Mid-Atlantic Capital Corp.	UBS

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CUSTODIAN AND TRANSFER AGENT

        State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for each Fund's shares, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171. All mutual fund transfer agency, dividend disbursing and shareholder service activities are performed by State Street's agent, Boston Financial Data Services ("BFDS"), at 330 W. 9th Street, Kansas City, Missouri 64105 and at 2 Heritage Drive, Quincy, MA 02171.

        State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

        PricewaterhouseCoopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust's independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PORTFOLIO TRANSACTIONS

        Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

        In addition to considering a broker's execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, and research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

        Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce's overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

        Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce's receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

        Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds' shares, and Royce and/or RFS may separately compensate them for doing so. RFS does not effect portfolio security transactions for the Funds or others.

        Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securities purchased or sold in such transactions to one or more of Royce's accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

        From time to time, one or more of Royce's portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund's portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund's taxable shareholders.

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        During each of the three years ended December 31, 2005, 2006 and 2007, the Funds paid brokerage commissions as follows:

Fund	2005	2006	2007
Royce Pennsylvania Mutual Fund	$3,091,282	$6,272,424	$6,249,052
Royce Micro-Cap Fund	1,511,352	2,040,903	2,258,615
Royce Premier Fund	2,551,507	2,052,483	2,456,398
Royce Low-Priced Stock Fund	7,197,125	6,716,289	6,243,975
Royce Total Return Fund	3,096,920	2,672,069	3,411,734
Royce Heritage Fund	439,990	457,905	854,184
Royce Opportunity Fund	5,759,706	5,700,314	5,973,198
Royce Special Equity Fund	839,770	506,553	549,146
Royce Value Fund	213,449	899,954	2,246,283
Royce Value Plus Fund	932,070	3,768,716	7,330,509
Royce Technology Value Fund	324,443	320,259	339,513
Royce 100 Fund	39,894	68,928	84,971
Royce Discovery Fund	5,034	5,063	7,780
Royce Financial Services Fund	825	3,588	9,563
Royce Dividend Value Fund	3,496	6,718	29,286
Royce Select Fund I	101,766	52,180	56,009
Royce Select Fund II	10,483	23,258	55,244
Royce Global Select Fund*	1,646	4,090	18,394
Royce Global Value Fund**	-	-	65,333
Royce European Smaller-Companies Fund**	-	-	23,836
Royce SMid-Cap Value Fund***	-	-	1,055
Royce SMid-Cap Select Fund***	-	-	1,177

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* Commenced operations on June 30, 2005
**Commenced operations on December 29, 2006
***Commenced operations on September 28, 2007

        During the year ended December 31, 2005, the Funds paid brokerage commissions to Legg Mason Wood Walker, an affiliate of Royce through December 1, 2005, as set forth below. Neither Royce nor any of its affiliates received any compensation in connection with the execution of such portfolio security transactions.

Fund	2005
Royce Pennsylvania Mutual Fund	-
Royce Micro-Cap Fund	-
Royce Premier Fund	$24,660
Royce Low-Priced Stock Fund	17,519
Royce Total Return Fund	4,989
Royce Heritage Fund	-
Royce Opportunity Fund	-
Royce Special Equity Fund	-
Royce Value Fund	-
Royce Value Plus Fund	$6,468
Royce Technology Value Fund	-
Royce 100 Fund	364
Royce Discovery Fund	-
Royce Financial Services Fund	-
Royce Dividend Value Fund	-
Royce Select Fund I	-
Royce Select Fund II*	-
Royce Global Select Fund*	-

_______________

*For the period from June 30, 2005 (commencement of operations to December 31, 2005)

        During the year ended December 31, 2005, the Funds did not engage in any principal transactions with Legg Mason Wood Walker, an affiliate of Royce through December 1, 2005. The Funds did not effect any principal transactions with Legg Mason Wood Walker and engaged in brokerage transactions with it only as permitted by SEC rules. Charles M. Royce and/or trusts primarily for the benefit of members of his family may own substantial amounts of Legg Mason common stock.

        During the year ended December 31, 2005, the Funds paid no brokerage commissions to Howard, Weil, Labouisse, Friedrichs, Inc, ("Howard Weil") a subsidiary of Legg Mason through December 1, 2005.

        During the year ended December 31, 2005, the Funds did not engage in any principal transactions with Howard Weil, an affiliate of Royce through December 1, 2005.  The Funds did not effect any principal transactions with Howard Weil and engaged in brokerage transactions with it only as permitted by SEC rules.

        For the year ended December 31, 2007, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions
Royce Pennsylvania Mutual Fund	$3,222,239,884	$5,989,678
Royce Micro-Cap Fund	644,513,524	2,383,867
Royce Premier Fund	1,556,070,113	2,196,141
Royce Low-Priced Stock Fund	2,011,987,772	6,118,476
Royce Total Return Fund	1,958,224,170	3,048,028
Royce Heritage Fund	279,892,753	830,103
Royce Opportunity Fund	2,022,209,606	5,707,081
Royce Special Equity Fund	369,520,105	540,373
Royce Value Fund	1,223,765,494	2,200,657
Royce Value Plus Fund	2,635,853,895	7,061,794
Royce Technology Value Fund	74,134,930	334,010
Royce 100 Fund	49,058,650	81,354
Royce Discovery Fund	155,720	277
Royce Financial Services Fund	3,468,692	9,235
Royce Dividend Value Fund	15,483,259	28,669
Royce Select Fund I	30,849,891	53,839
Royce Select Fund II	15,455,845	18,191
Royce Global Select Fund	7,112,772	54,273
Royce Global Value Fund	25,704,164	64,889
Royce European Smaller-Companies Fund	11,985,913	23,836
Royce SMid-Cap Value Fund	1,004,398	1,039
Royce SMid-Cap Select Fund	1,412,678	1,163

        As of December 31, 2007, the aggregate values of the securities of regular broker-dealers purchased by a Fund during the year ended December 31, 2007 were as follows:

Issuer	Fund(s)	Value
State Street Bank & Trust Company (1)	Royce Pennsylvania Mutual Fund	$40,335,000
	Royce Micro-Cap Fund	23,131,000
	Royce Premier Fund	139,432,000
	Royce Low-Priced Stock Fund	82,323,000
	Royce Total Return Fund	49,975,000
	Royce Heritage Fund	5,075,000
	Royce Opportunity Fund	28,218,000
	Royce Special Equity Fund	9,957,000
	Royce Value Fund	16,659,000
	Royce Value Plus Fund	57,948,000
	Royce Technology Value Fund	3,042,000
	Royce 100 Fund	2,758,000
	Royce Discovery Fund	328,000
	Royce Financial Services Fund	203,000
	Royce Dividend Value Fund	216,000
	Royce Select Fund I	3,780,000
	Royce Global Select Fund	1,066,000
	Royce Global Value Fund	2,559,000
	Royce European Smaller-Companies Fund	1,401,000
	Royce SMid-Cap Value Fund	480,000
	Royce SMid-Cap Select Fund	405,000

Lehman Brothers (1)	Royce Pennsylvania Mutual Fund	125,000,000
	Royce Micro-Cap Fund	60,000,000
	Royce Premier Fund	420,000,000
	Royce Low-Priced Stock Fund	375,000,000
	Royce Total Return Fund	125,000,000
	Royce Opportunity Fund	85,000,000
	Royce Special Equity Fund	40,000,000
	Royce Value Fund	45,000,000
	Royce Value Plus Fund	175,000,000

E*TRADE	Royce Pennsylvania Mutual Fund	887,500

(1) All securities purchased were overnight Repurchase Agreements. Since March 18, 2008, the Funds have not entered into Repurchase Agreements with Lehman Brothers.

Issuer	Fund(s)	Value
Knight Capital Group, Inc.	Royce Pennsylvania Mutual Fund	27,671,040
	Royce Premier Fund	64,010,880
	Royce Low-Priced Stock Fund	59,209,920
	Royce Value Fund	23,277,600
	Royce Value Plus Fund	38,934,720
	Royce Technology Value Fund	216,000
	Royce 100 Fund	456,480
	Royce Financial Services Fund	48,960
	Royce Global Select Fund	158,400
	Royce Global Value Fund	640,512

Jefferies Group, Inc.	Royce Pennsylvania Mutual Fund	17,552,575
	Royce Heritage Fund	1,339,205
	Royce 100 Fund	410,290
	Royce Financial Services Fund	43,795
	Royce Dividend Value Fund	69,150
	Royce Select Fund I	304,260
	Royce Select Fund II	43,334
	Royce SMid-Cap Value Fund	13,830

Raymond James	Royce Total Return Fund	16,379,806

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CODE OF ETHICS AND RELATED MATTERS

        Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans, (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control or (iii) they first obtain permission to trade from Royce's Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

        Royce's clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 25% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce's allocation policies and procedures. See "Portfolio Transactions".

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        As of April 3, 2009, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $66.3 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $79 million.

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PROXY VOTING POLICIES AND PROCEDURES

        Royce has adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board of Trustees of the Funds has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

        Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

        There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to (a) when certain securities are out on loan at the time of a record date, (b) when administrative or operational constraints impede the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (c) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

        In furtherance of Royce's goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

        Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Fund toll-free at (800) 221-4268 and on the SEC's Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

        The Board of Trustees of the Funds has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

        It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund's Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

        No earlier than the first week of the second month of each calendar quarter, the Funds' most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds' website. Such disclosure will remain accessible on the Funds' website until the posting of the next quarter-end portfolio holdings schedules. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds' website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds' first and third quarters of the fiscal years. The Funds' Form N-Q filings are available on both the Funds' website and on the website of the Securities and Exchange Commission at http://www.sec.gov.

        All other portfolio holdings information must first be posted on the Funds' website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds' website.

Non-Public Dissemination of Portfolio Holdings Information

        From time to time, portfolio holdings information that is not publicly available may be required by the Fund's service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if 1) more current information is necessary in order for the third party to complete its task and 2) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce's Chief Operating Officer, Royce's General Counsel or the Fund's Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

         At the present time, the Funds have ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information:

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State Street Bank and Trust Company - Information is provided daily with no time lag.

PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.

Sidley Austin, LLP - Information is provided with Board materials with a time lag of less than 1 week to ten weeks, and may be provided at other times as needed.

Glass Lewis & Co. - Information is provided daily with no time lag.

Broadridge Financial Solutions, Inc. - Information is provided daily with no time lag

Allied Printing Services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.

Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.

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         Certain administrative employees of Legg Mason, Inc., Royce's parent company, regularly have access to the Funds' portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

        Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into a formal confidentiality agreements with the broker-dealers. Also, the Funds' Board of Trustees, officers and certain Fund and Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds' portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

        Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if it could in Royce's judgment be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

        General information about a Fund's portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to this Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

        Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the Investment Company Act of 1940).

        Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q, Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund's Chief Compliance Officer will report to the Fund's Board of Trustees on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

        The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds' portfolio securities holdings or other investment positions. "Consideration" includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

        The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectuses.

        As set forth under "Net Asset Value Per Share", State Street determines each Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEMPTIONS IN KIND

        Conditions may arise in the future which would, in the judgment of the Trust's Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions, valued at the same value assigned to them in computing the Fund's net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

        As described in the Prospectus, under the Trust's frequent trading policy, the Funds may, in certain circumstances, reject an investor's purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements and intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor's relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

        Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

        If it so qualifies, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

        The Internal Revenue Service (the "IRS") will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

        Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

        Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. Shareholders of certain Funds that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to "pass through" to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce Global Value Fund, Royce European Smaller-Companies Fund and Royce International Smaller-Companies Fund will be eligible to elect to "pass through" such taxes to their shareholders in this manner.

        If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), the Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules.

        Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

        Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Distributions

        The following discussions are limited to the U.S. federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for U.S. federal income tax purposes, is (i) a citizen or resident (as defined in the Code) of the United States, (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia, (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source, or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

        For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. For taxable years beginning before January 1, 2011, distributions of "qualified dividend income" to non-corporate shareholders are taxable at a maximum rate of 15% (0% for 10% and 15% rate taxpayers). A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. In addition, the non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For U.S. corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.)

        So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. For taxable years beginning before January 1, 2011, such long-term capital gains are generally taxed to non-corporate shareholders at a maximum marginal Federal income tax rate of 15% (0% for 10% and 15% rate taxpayers).

        Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

        A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund's taxable year may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

        Certain types of income received by a Fund from real estate investment trusts ("REITs"), real estate mortgage investment conduits ("REMICs"), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as "excess inclusion income." Such excess inclusion income may (1) constitute taxable income, as "unrelated business taxable income" ("UBTI"), for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; and (3) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the Code are Fund shareholders.

        The Trust will send written notices to shareholders regarding the amount and Federal income tax status of all distributions made by a Fund during each calendar year.

Back-up Withholding/Withholding Tax

        Under the Code, certain non-corporate shareholders who are United States persons may be subject to back-up withholding at the rate of 28% on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

        At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

        Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder's tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder's account. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

* * *

        The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

        Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

Royce Heritage Fund

        Gift Taxes

        An investment in Royce Heritage Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

        If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $12,000) to the same individual during that year, (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as "split gifts" (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

        If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $12,000.

        No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes (currently $1,000,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares may qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

        The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

        Generation-Skipping Transfer Taxes

        If the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). These gifts will now be protected from the GST tax by the automatic allocation of the Donor's GST exemption until his or her GST tax exemption (currently, $2,000,000 for 2008, increasing in to $3,500,000 in 2009) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (45% in 2008 - 2009). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor's Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it will also be protected from GST tax. See "Gift Taxes" above.

        Donors of Fund shares should be aware that contributions after 2009 may be subject to different rules and, therefore, should consult their tax advisers prior to making such contributions.

        Income Taxes

        The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under eighteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust's income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust's ordinary income and short-term capital gains and long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively).

        Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary's Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

        If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 35%), but at a much lower taxable income level (for 2008, $10,700) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 15%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

        When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

        Consultation With Qualified Tax Adviser

        Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Heritage Fund.

DESCRIPTION OF THE TRUST

Trust Organization

        The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds' investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York. The Trust's business and affairs are managed under the direction of its Board of Trustees.

        The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Twelve Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

        Royce Premier and Royce Total Return Fund offer seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund and Royce Value Plus Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Special Equity Fund offers four classes of shares, a Service Class, an Investment Class, an Institutional Class and a Consultant Class; Royce Pennsylvania Mutual Fund offers five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and a Consultant Class; Royce Low-Priced Stock Fund and Royce 100 Fund offer five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and an Institutional Class; Royce Micro-Cap Fund offers three classes of shares, a Service Class, an Investment Class, and a Consultant Class; and Royce Dividend Value Fund offers two classes of shares, a Service Class and an Investment Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

        Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective December 8, 2006, Royce Select Fund III changed its name to Royce Global Select Fund. Effective February 15, 2008, Royce International Value Fund, Royce International Smaller-Companies Fund, Royce Mid-Cap Value Fund and Royce Mid-Cap Select Fund changed their names to Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund, respectively. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund.

        On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

        Each of the Trustees currently in office was elected by the Trust's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

        The trustee of the Royce Heritage Fund trusts will send notices of meetings of Royce Heritage Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Heritage Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Heritage Fund shares for which proxies are returned.

        Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

Shareholder Liability

        Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

PERFORMANCE DATA

        The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

        Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

        In addition to average annual total returns, a Fund's cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

        The following table shows certain of the Funds' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

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Fund	Period Ended December 31, 2007	Russell 2000	S&P 500

Royce Pennsylvania Mutual Fund (Investment Class)
1 Year Total Return	2.75	-1.57	5.49
5 Year Average Annual Total Return	17.48	16.25	12.83
10 Year Average Annual Total Return	12.13	7.08	5.91

Royce Pennsylvania Mutual Fund (Consultant Class)
1 Year Total Return	1.73	-1.57	5.49
5 Year Average Annual Total Return	16.30	16.25	12.83
10 Year Average Annual Total Return	11.13	7.08	5.91

Royce Pennsylvania Mutual Fund (Service Class)
1 Year Total Return	2.56	-1.57	5.49
Average Annual Total Return since 11-8-05	9.89	8.78	11.16
(commencement of operations)

Royce Pennsylvania Mutual Fund (R Class)
Average Annual Total Return since 5-21-07	-6.91	-7.37	-2.59
(commencement of operations)

Royce Micro-Cap Fund (Investment Class)
1 Year Total Return	7.07	-1.57	5.49
5 Year Average Annual Total Return	20.87	16.25	12.83
10 Year Average Annual Total Return	13.43	7.08	5.91

Royce Micro-Cap Fund (Consultant Class)
1 Year Total Return	6.01	-1.57	5.49
5 Year Average Annual Total Return	19.65	16.25	12.83
Average Annual Total Return since 5-1-98	11.47	6.17	4.50
(commencement of sale of Consultant Class shares)

Fund	Period Ended December 31, 2007	Russell 2000	S&P 500

Royce Micro-Cap Fund (Service Class)
1 Year Total Return	6.90	-1.57	5.49
5 Year Average Annual Return	20.71	16.25	12.83
Average Annual Total Return since 8-20-02	19.26	14.83	10.73
(commencement of operations)

Royce Premier Fund (Investment Class)
1 Year Total Return	12.73	-1.57	5.49
5 Year Average Annual Total Return	19.60	16.25	12.83
10 Year Average Annual Total Return	13.18	7.08	5.91

Royce Premier Fund (Service Class)
1 Year Total Return	12.56	-1.57	5.49
5 Year Average Annual Total Return	19.40	16.25	12.83
Average Annual Total Return since 9-3-02	18.67	15.52	12.17
(commencement of operations)

Royce Premier Fund (Institutional Class)
1 Year Total Return	12.86	-1.57	5.49
5 Year Average Annual Total Return	19.71	16.25	12.83
Average Annual Total Return since 9-17-02	18.73	15.62	12.36
(commencement of operations)

Royce Premier Fund (Consultant Class)
1 Year Total Return	11.60	-1.57	5.49
Average Annual Total Return Since 6-2-03	17.29	14.05	11.57
(commencement of operations)

Royce Premier Fund (W Class)
1 Year Total Return	12.72	-1.57	5.49
Average Annual Total Return Since 5-19-05	17.09	10.36	10.36
(commencement of operations)

Royce Premier Fund (R Class)
Average Annual Total Return since 5-21-07	-2.67	-7.37	-2.59
(commencement of operations)

Royce Low-Priced Stock Fund (Service Class)
1 Year Total Return	2.32	-1.57	5.49
5 Year Average Annual Total Return	16.92	16.25	12.83
10 Year Average Annual Total Return	14.18	7.08	5.91

Royce Low-Priced Stock Fund (Institutional Class)
1 Year Total Return	2.61	-1.57	5.49
Average Annual Total Return Since 1-3-06	9.58	7.11	9.67
(commencement of operations)

Fund	Period Ended December 31, 2007	Russell 2000	S&P 500

Royce Low-Priced Stock Fund (Investment Class)
Average Annual Total Return Since 3-15-07	1.15	-1.26	7.01
(commencement of operations)

Royce Low-Priced Stock Fund (R Class)
Average Annual Total Return since 5-21-07	-7.96	-7.37	-2.59
(commencement of operations)	1.15	-1.26	7.01

Royce Total Return Fund (Investment Class)
1 Year Total Return	2.39	-1.57	5.49
5 Year Average Annual Total Return	14.16	16.25	12.83
10 Year Average Annual Total Return	10.77	7.08	5.91

Royce Total Return Fund (Consultant Class)
1 Year Total Return	1.35	-1.57	5.49
5 Year Average Annual Total Return	13.02	16.25	12.83
Average Annual Total Return since 10-16-01	11.57	10.92	6.69
(commencement of Operations)

Royce Total Return Fund (Service Class)
1 Year Total Return	2.20	-1.57	5.49
5 Year Average Annual Total Return	13.97	16.25	12.83
Average Annual Total Return since 1-3-02	11.03	8.87	5.82
(commencement of operations)

Royce Total Return Fund (Institutional Class)
1 Year Total Return	2.52	-1.57	5.49
Average Annual Total Return since 3-4-03	16.28	18.58	14.85
(commencement of operations)

Royce Total Return Fund (W Class)
1 Year Total Return	2.49	-1.57	5.49
Average Annual Total Return since 5-19-05	10.51	10.36	10.36
(commencement of operations)

Royce Total Return Fund (R Class)
Average Annual Total Return since 5-21-07	-6.15	-7.37	-2.59
(commencement of operations)

Royce Heritage Fund (Service Class)
1 Year Total Return	1.20	-1.57	5.49
5 Year Average Annual Total Return	17.53	16.25	12.83
10 Year Average Annual Total Return	15.28	7.08	5.91
Fund	Period Ended December 31, 2007	Russell 2000	S&P 500

Royce Heritage Fund (Consultant Class)
1 Year Total Return	0.07	-1.57	5.49
5 Year Average Annual Total Return	16.26	16.25	12.83
Average Annual Total Return since 12-7-01	9.59	9.31	5.86
(commencement of sale of Consultant Class shares)

Royce Heritage Fund (Investment Class)
Average Annual Total Return since 3-15-07	1.64	-1.26	7.01
(commencement of operations)

Royce Opportunity Fund (Investment Class)
1 Year Total Return	-2.00	-1.57	5.49
5 Year Average Annual Total Return	19.89	16.25	12.83
10 Year Average Annual Total Return	14.91	7.08	5.91

Royce Opportunity Fund (Service Class)
1 Year Total Return	-2.22	-1.57	5.49
5 Year Average Annual Total Return	19.66	16.25	12.83
Average Annual Total Return since 5-22-00	12.90	7.93	2.32
(commencement of operations)	-2.00	-1.57	5.49

Royce Opportunity Fund (Institutional Class)
1 Year Total Return	-1.89	-1.57	5.49
5 Year Average Annual Total Return	19.98	16.25	12.83
Average Annual Total Return since 12-12-01	13.37	9.55	6.20
(commencement of operations)

Royce Opportunity Fund (Consultant Class)
1 Year Total Return	-3.34	-1.57	5.49
Average Annual Total Return since 3-30-06	-1.27	1.47	9.21
(commencement of operations)

Royce Opportunity Fund (R Class)
Average Annual Total Return since 5-21-07	-11.77	-7.37	-2.59
(commencement of operations)

Royce Special Equity Fund (Investment Class)
1 Year Total Return	4.74	-1.57	5.49
5 Year Average Annual Total Return	11.44	16.25	12.83
Average Annual Total Return since 5-1-98	10.11	6.17	4.50
(commencement of operations)

Royce Special Equity Fund (Consultant Class)
1 Year Total Return	3.63	-1.57	5.49
Average annual Total Return since 6-2-03	9.95	14.05	11.57
(commencement of operations)	4.74	-1.57	5.49

Fund	Period Ended December 31, 2007	Russell 2000	S&P 500

Royce Special Equity Fund (Institutional Class)
1 Year Total Return	4.79	-1.57	5.49
Average Annual Total Return since 7-25-03	10.46	13.02	11.10
(commencement of operations)

Royce Special Equity Fund (Service Class)
1 Year Total Return	4.58	-1.57	5.49
Average Annual Total Return since 10-2-03	9.68	11.70	10.97
(commencement of operations)

Royce Value Fund (Service Class)
1 Year Total Return	3.77	-1.57	5.49
5 Year Average Annual Total Return	23.48	16.25	12.83
Average Annual Total Return since 6-14-01	15.83	8.22	4.70
(commencement of operations)

Royce Value Fund (Consultant Class)
1 Year Total Return	2.65	-1.57	5.49
Average Annual Total Return since 3-30-06	2.84	1.47	9.21
(commencement of operations)

Royce Value Fund (Institutional Class)
1 Year Total Return	4.00	-1.57	5.49
Average Annual Total Return since 6-1-06	7.20	3.80	10.81
(commencement of operations)

Royce Value Fund (Investment Class)
Average Annual Total Return since 3-15-07	2.36	-1.26	7.01
(commencement of operations)

Royce Value Fund (R Class)
Average Annual Total Return since 9-14-07	-1.39	-1.83	-0.51
(commencement of operations)

Royce Value Plus Fund (Service Class)
1 Year Total Return	3.24	-1.57	5.49
5 Year Average Annual Total Return	26.32	16.25	12.83
Average Annual Total Return since 6-14-01	20.17	8.22	4.70
(commencement of operations)

Royce Value Plus Fund (Consultant Class)
1 Year Total Return	2.40	-1.57	5.49
Average Annual Total Return since 3-30-06	2.95	1.47	9.21
(commencement of operations)

Fund	Period Ended December 31, 2007	Russell 2000	S&P 500

Royce Value Plus Fund (Institutional Class)
1 Year Total Return	3.52	-1.57	5.49
Average Annual Total Return since 5-10-06	2.85	0.45	8.59
(commencement of operations)

Royce Value Plus Fund (Investment Class)
Average Annual Total Return since 3-15-07	1.33	-1.26	7.01
(commencement of operations)

Royce Value Plus Fund (R Class)
Average Annual Total Return since 9-14-07	-4.05	-1.83	-0.51
(commencement of operations)

Royce Technology Value Fund (Service Class)
1 Year Total Return	1.93	-1.57	5.49
5 Year Average Annual Total Return	13.36	16.25	12.83
Average Annual Total Return since 12-31-01	8.38	9.12	6.07
(commencement of operations)

Royce 100 Fund (Service Class)
1 Year Total Return	7.34	-1.57	5.49
Average Annual Total Return since 6-30-03	16.30	13.95	11.55
(commencement of operations)

Royce 100 Fund (Investment Class)
Average Annual Total Return since 3-15-07	6.20	-1.26	7.01
(commencement of operations)

Royce Discovery Fund (Service Class)
1 Year Total Return	-7.44	-1.57	5.49
Average Annual Total Return since 10-3-03	10.09	11.24	10.73
(commencement of operations)

Royce Financial Services Fund (Service Class)
1 Year Total Return	-4.72	-1.57	5.49
Average Annual Total Return since 12-31-03	11.31	9.57	9.18
(commencement of operations)

Royce Dividend Value Fund (Service Class)
1 Year Total Return	-0.02	-1.57	5.49
Average Annual Total Return since 5-3-04	10.74	9.94	9.76
(commencement of operations)

Fund	Period Ended December 31, 2007	Russell 2000	S&P 500

Royce Dividend Value Fund (Investment Class)
Average Annual Total Return since 9-14-07	-1.71	-1.83	-0.51
(commencement of operations)

Royce Select Fund I (Investment Class)
1 Year Total Return	8.79*	-1.57	5.49
5 Year Average Annual Total Return	20.10	16.25	12.83
Average Annual Total Return since 11-18-98	17.64	8.99	4.44
(commencement of operations)

Royce Select Fund II (Investment Class)
1 Year Total Return	-7.30**	-1.57	5.49
Average Annual Total Return since 6-30-05 (commencement of operations)	7.21***	8.75	10.77

Royce Global Select Fund (Investment Class)
1 Year Total Return	15.93****	-1.57	5.49
Average Annual Total Return since 6-30-05 (commencement of operations)	21.56*****	8.75	10.77

Royce Global Value Fund (Service Class)
1 Year Total Return	14.28	-1.57	5.49
Average Annual Total Return since 12-29-06 (commencement of operations)	14.19	-1.56	5.46

Royce European Smaller-Companies Fund (Service Class)
1 Year Total Return	1.44	-1.57	5.49
Average Annual Total Return since 12-29-06 (commencement of operations)	1.43	-1.56	5.46

Royce SMid-Cap Value Fund (Service Class)
Average Annual Total Return since 9-28-07 (commencement of operations)	0.16	-4.58	-3.33

Royce SMid-Cap Select Fund (Investment Class)
Average Annual Total Return since 9-28-07 (commencement of operations)	-1.45******	-4.58	-3.33

___________________

*Net of redemption fee (10.70% before fee)
**Net of redemption fee (-5.53% before fee)
***Net of redemption fee (7.97% before fee)
****Net of redemption fee (18.16% before fee)
*****Net of redemption fee (22.45% before fee)
******Net of redemption fee (0.56% before fee))

        During the applicable period ended December 31, 2007, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

Value of Hypothetical
Fund/Period Commencement Date	Investment at December 31, 2007
Royce Pennsylvania Mutual Fund (12-31-82)*	$236,930
Royce Micro-Cap Fund (12-31-91)*	100,274
Royce Premier Fund (12-31-91)*	80,881
Royce Low-Priced Stock Fund (12-15-93)**	69,889
Royce Total Return Fund (12-15-93)*	57,581
Royce Heritage Fund (12-27-95)**	65,738
Royce Opportunity Fund (11-19-96)*	51,008
Royce Special Equity Fund (5-1-98)*	25,379
Royce Value Fund (6-14-01)**	26,168
Royce Value Plus Fund (6-14-01)**	33,308
Royce Technology Value Fund (12-31-01)**	16,209
Royce 100 Fund (6-30-03)**	19,745
Royce Discovery Fund (10-3-03)**	15,036
Royce Financial Services Fund (12-31-03)**	15,353
Royce Dividend Value Fund (5-3-04)**	14,531
Royce Select Fund I (11-18-98)*	43,977
Royce Select Fund II (6-30-05)*	12,106
Royce Global Select Fund (6-30-05)*	16,606
Royce Global Value Fund (12-29-06)**	11,428
Royce European Smaller-Companies Fund (12-29-06)**	10,144
Royce SMid-Cap Value Fund (9-28-07)**	10,016
Royce SMid-Cap Select Fund (9-28-07)*	10,056

__________________

*Represents Investment Class results.
** Represents Service Class results.

        The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 2007, were:

Fund	Lipper Ranking

Royce Pennsylvania Mutual Fund*	202 out of 775 small-cap core funds
Royce Micro-Cap Fund*	93 out of 775 small-cap core funds
Royce Premier Fund*	27 out of 775 small-cap core funds
Royce Low-Priced Stock Fund**	225 out of 775 small-cap core funds
Royce Total Return Fund*	221 out of 775 small-cap core funds
Royce Heritage Fund**	259 out of 775 small-cap core funds
Royce Opportunity Fund*	73 out of 296 small-cap value funds
Royce Special Equity Fund*	25 out of 296 small-cap value funds
Fund	Lipper Ranking

Royce Value Fund**	169 out of 775 small-cap core funds
Royce Value Plus Fund**	185 out of 775 small-cap core funds
Royce Technology Value Fund**	255 out of 269 specialty, science & technology funds
Royce 100 Fund**	85 out of 775 small-cap core funds
Royce Financial Services Fund	182 out of 127 financial services funds
Royce Discovery Fund**	182 out of 296 small-cap value funds
Royce Dividend Value Fund**	221 out of 271 equity income funds
Royce Select Fund I*	45 out of 775 small-cap core funds
Royce Select Fund II*	549 out of 775 small-cap core funds
Royce Global Select Fund*	83 out of 592 small-cap growth funds
Royce Global Value Fund**

__________________

*Represents Investment Class results.
** Represents Service Class results.

<R/>

        Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.


        The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 2007, the average included 2,180 large-cap funds, 1,966 multi-cap funds, 1,357 mid-cap funds, 1,779 small-cap funds, 187 S&P 500 funds, 288 equity income funds and 83 specialty equity funds.

<R/>

        Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.


        The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) U.S. Micro-Cap Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile. As of December 31, 2007, DFA U.S. Micro-Cap Fund contained approximately 2,404 stocks, with a weighted average market capitalization of about $513 million.

<R/>

        The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.


        The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 2007, the weighted mean market value of a company in this Index was approximately $880 million.

<R/>

        The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

        U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

        Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time. In addition, Royce may compare the performance of one or more of the Funds over various time periods and/or market cycles to the record of one or more indices or funds described above.

        From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds in financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.


        Morningstar, Inc.'s Risk/Reward ratings (Sharpe Ratio) may be quoted in Fund sales and/or advertising materials. For the three years ended December 31, 2007, the average Sharpe Ratio for the 10,329 domestic equity funds rated by Morningstar with a three-year history was .059 and the average score for the 1,115 small company objective funds rated by Morningstar with a three-year history was 0.30. For the three years ended December 31, 2007, the scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and its small company category were as follows:

	Morningstar	Percentile Rank* within Morningstar Category of
Fund	Sharpe Ratio	Equity Funds	Small Company Funds

Pennsylvania Mutual	0.49	57%	24%
(Investment Class)

Micro-Cap	0.70	35%	10%
(Investment Class)

Premier	0.70	36%	11%
(Investment Class)

Low-Priced Stock	0.46	60%	28%
(Service Class)

Total Return	0.43	63%	30%
(Investment Class)

Heritage	0.52	53%	22%
(Service Class)

Opportunity	0.23	81%	55%
(Investment Class)

Special Equity	0.17	85%	66%
(Investment Class)

Value	0.58	46%	N/A
(Service Class)

Value Plus	0.55	50%	N/A
(Service Class)

Technology Value	-0.03	95%	N/A
(Service Class)

Select I	0.85	25%	5%
(Investment Class)

100	0.64	40%	N/A
(Service Class)

Discovery	0.12	88%	N/A
(Service Class)

Financial Services	0.71	35%	N/A
(Service Class)

Dividend Value	0.52	53%	N/A
(Service Class)

__________________<R/>

* Represents a Fund's ranking within Morningstar category with 1 percentile representing the lowest risk score and 100 percentile representing the highest risk score.

        Morningstar also ranks Funds within each of its categories according to their relative total return performance and Fund advertisements and sales material may reference these rankings. The Funds' performances may also be compared to those of other compilations or indices.

        Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares were purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of declining price levels.

        The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

Risk Measurements

        Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

        Standard Deviation. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk can be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period.

        Return Efficiency. This is a measure of a fund's risk adjusted return and is calculated by dividing a fund's average annual total return by its annualized standard deviation over a designated time period.

        Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 have experienced returns with greater correlation to the overall market, and portfolios with betas less than 1 have experienced returns with less correlation to the overall market.

        Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of total risk assumed.

        Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

        Jensen's Alpha. This is the difference between a fund's actual returns and those that would have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

        Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

        None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

EXHIBIT A

June 5, 2003,
as amended through December 1, 2008

Royce & Associates Proxy Voting Guidelines and Procedures

These procedures apply to Royce & Associates, LLC ("Royce") and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies ("The Royce Funds"), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have delegated proxy voting authority to Royce. The Boards of Trustees/Directors of The Royce Funds (the "Boards" have delegated all proxy voting decisions to Royce, subject to these policies and procedures.

Receipt of Proxy Material. Under the continuous oversight of the Head of Administration or his designee is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. All proxy materials are logged in upon receipt by Royce's Librarian

Voting of Proxies. Once proxy material has been logged in by Royce's Librarian, it is then promptly reviewed by the designated Administrative Assistant to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer's board of directors or "management." The Head of Administration or his designee, in consultation with the Chief Investment Officer, develops and updates a list of matters Royce treats as "regularly recurring" and is responsible for ensuring that the designated Administrative Assistant has an up-to-date list of these matters at all times, including instructions from Royce's Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of "regularly recurring" matters include non-contested elections of directors and non-contested approval of independent auditors. Non-"regularly recurring" matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from Glass Lewis & Co., an independent third party research firm, the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. If the portfolio manager determines that information concerning any proxy requires analysis, is missing or incomplete, he or she then gives the proxy to an analyst or another portfolio manager for review and analysis.

a.        From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

        The designated Administrative Assistant reviews all proxy votes collected from Royce's portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce's portfolio managers, as described above, the designated Administrative Assistant then presents these proposed votes to the Head of Administration or his designee and the Chief Investment Officer. The Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different portfolio managers. The Head of Administration or his designee maintains a log of all votes for which different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both the Chief Investment Officer and Head of Administration or his designee allowing such differing votes. The Head of Administration or his designee performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

b.        There are many circumstances that might cause Royce to vote against an issuer's board of directors or "management" proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis as described above.

c.        A portfolio manager may, on occasion, determine to abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account's best interest to vote.

d. When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

e.        If a security is on loan under The Royce Funds' Securities Lending Program with State Street Bank and Trust Company ("Loaned Securities"), the Head of Administration or his designee will recall the Loaned Securities and request that they be delivered within the customary settlement period after the notice, to permit the exercise of their voting rights if the number of shares of the security on loan would have a material effect on The Royce Funds' voting power at the up-coming stockholder meeting. A material effect is defined as any case where the Loaned Securities are 1% or more of a class of a company's outstanding equity securities. Monthly, the Head of Administration or his designee will review the summary of this activity by State Street. A quarterly report detailing any exceptions that occur in recalling Loaned Securities will be given to the Boards.

Custodian banks are authorized to release all proxy ballots held for Royce client account portfolios to Glass Lewis & Co. for voting, utilizing the Viewpoint proxy voting platform. Substantially all portfolio companies utilize Broadridge to collect their proxy votes.

Under the continuous oversight of the Head of Administration or his designee, the designated Administrative Assistant is responsible for voting all proxies in a timely manner. Votes are returned to Broadridge using Viewpoint as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest. The designated Administrative Assistant reviews reports generated by Royce's portfolio management system ("Quest PMS") that set forth by record date, any security held in a Royce client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Head of Administration or his designee develops and updates the list of such public companies or their known affiliates which is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the "conflicts reports" are brought to the attention of the Head of Administration or his designee by the designated Administrative Assistant. An R&A Compliance Officer then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Glass Lewis & Co.). The Head of Administration or his designee maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer before the relevant votes are cast.

Recordkeeping. A record of the issues and how they are voted is stored in the Proxy Edge system. Copies of all physically executed proxy cards, all proxy statements and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained in the Company File maintained by Royce's Librarian.

PART C - OTHER INFORMATION

Item 23.		Exhibits:

	(a)(1)	Trust Instrument dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.
	(a)(2)	Certificate of Trust dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

	(b)	By-laws dated, April, 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(c)

Instrument Defining Rights of Security Holders. See Article IV. "Series; Classes; Shares" and Article VI. "Shareholders' Voting Powers and Meetings" of the Trust Instrument. See also, Article V. "Meetings of Shareholders" of By-laws.

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	(d)(1)	Investment Advisory Agreement between The Royce Fund (Royce Partners Fund) and Royce & Associates, LLC, dated April 23, 2009, filed herewith.
	(d)(2)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Partners Fund, dated April 23, 2009, filed herewith.
(d)(3)

Investment Advisory Agreement between The Royce Fund (Royce Focus Value Fund) and Royce & Associates, LLC, dated February 23, 2009, previously filed on Februrary 26, 2009 with Post-Effective Amendment No. 88 to the Trust's Registration statement and hereby incorporated by reference.

<R/>	(d)(4)

Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Focus Value Fund (Service Class), dated February 23, 2009, previously filed on Februrary 26, 2009 with Post-Effective Amendment No. 88 to the Trust's Registration statement and hereby incorporated by reference.

(d)(5)

Investment Advisory Agreement between The Royce Fund (Royce International Smaller-Companies Fund) and Royce & Associates, LLC, dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust's Registration statement and hereby incorporated by reference.

(d)(6)

Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce International Smaller-Companies Fund (Service Class), dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust's Registration statement and hereby incorporated by reference.

(d)(7)

Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Heritage Fund (K Class and R Class), Royce Value Fund (K Class), Royce Value Plus Fund (K Class) and Royce 100 Fund (K Class and R Class), dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(d)(8)

Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (formerly Pennsylvania Mutual Fund) (R Class), Royce Premier Fund (Service Class and R Class), Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class, Service Class and R Class), Royce Heritage Fund (Investment Class, Consultant Class and Institutional Class), Royce Total Return Fund (Service Class and R Class), Royce Opportunity Fund (Service Class and R Class), Royce Special Equity Fund (Service Class), Royce Value Fund (Investment Class and R Class), Royce Value Plus Fund (Investment Class and R Class), Royce Technology Value Fund (Service Class), Royce 100 Fund (Investment Class, Service Class and Institutional Class), Royce Discovery Fund (Service Class), Royce Financial Services Fund (Service Class), Royce Dividend Value Fund (Investment Class and Service Class) Royce Global Value Fund (Service Class) and Royce European Smaller-Companies Fund (Service Class) and Royce SMid-Cap Value Fund (Service Class) dated December 31, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(d)(9)

Investment Advisory Agreements between The Royce Fund (Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund)) and Royce & Associates, LLC dated September 18, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(d)(10)

Investment Advisory Agreements between The Royce Fund (Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund)) and Royce & Associates, LLC dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(d)(11)

Amendment to Investment Advisory Agreement between The Royce Fund (Royce Technology Value Fund) and Royce & Associates, LLC dated May 10, 2007, previously filed on June 28, 2007 with Post-Effective Amendment No. 79 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(12)

Investment Advisory Agreements between The Royce Fund (Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III)) and Royce & Associates, LLC dated June 30, 2005, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(13)

Investment Advisory Agreement between The Royce Fund (Royce Financial Services Fund) and Royce & Associates, LLC dated December 31, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(14)

Investment Advisory Agreement between The Royce Fund (Royce Discovery Fund) and Royce & Associates, LLC dated October 1, 2003, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(15)

Investment Advisory Agreement between The Royce Fund (Royce Technology Value Fund) and Royce & Associates, LLC dated December 31, 2001, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(16)

Amendments to Investment Advisory Agreements between The Royce Fund (Royce Premier Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Discovery Fund, Royce Financial Services Fund and Royce Dividend Value Fund) and Royce & Associates, LLC dated July 1, 2004, previously filed on February 28, 2005 with Post-Effective Amendment No. 68 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(17)

Investment Advisory Agreement between The Royce Fund (Royce Dividend Value Fund) and Royce & Associates, LLC dated April 30, 2004, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(18)

Investment Advisory Agreement between The Royce Fund (Royce 100 Fund) and Royce & Associates, LLC dated June 30, 2003, previously filed on June 30, 2003 with Post-Effective Amendment No. 62 to the Trust's Registration Statement and hereby incorporated by reference.

(d)(19)

Investment Advisory Agreements between The Royce Fund (Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund), Royce Micro-Cap Fund, Royce Total Return Fund, Royce Low-Priced Stock Fund, Royce Opportunity Fund, Royce Premier Fund, Royce Special Equity Fund, Royce Heritage Fund, Royce Select Fund I, Royce Value Fund and Royce Value Plus Fund) and Royce & Associates, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust's Registration Statement and hereby incorporated by reference.

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	(e)(1)	Distribution Fee Agreement between Royce Partners Fund (Service Class) and Royce Fund Services, Inc., dated April 23, 2009, filed herewith.
<R/>	(e)(2)

Distribution Fee Agreement between Royce Focus Value Fund (Service Class) and Royce Fund Services, Inc., dated February 23, 2009, previously filed on Februrary 26, 2009 with Post-Effective Amendment No. 88 to the Trust's Registration statement and hereby incorporated by reference.

(e)(3)

Distribution Fee Agreement between Royce International Smaller-Companies Fund (Service Class) and Royce Fund Services, Inc., dated June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust's Registration statement and hereby incorporated by reference.

(e)(4)

Distribution Fee Agreement between Royce SMid-Cap Value Fund (formerly, Royce Mid-Cap Value Fund) (Service Class) and Royce Fund Services, Inc. dated September 18, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(e)(5)

Distribution Fee Agreements between Royce Global Value Fund (formerly, Royce International Value Fund) (Service Class), and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund) (Service Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(e)(6)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (K Class), Royce Premier Fund (K Class), Royce Low-Priced Stock Fund (K Class), Royce Total Return Fund (K Class), Royce Heritage Fund (K Class and R Class), Royce Opportunity Fund (K Class), Royce Value Fund (K Class), Royce Value Plus Fund (K Class), and Royce 100 Fund (K Class and R Class) and Royce Fund Services, Inc. dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(e)(7)

Distribution Fee Agreements between Royce Value Fund (R Class) and Royce Value Plus Fund (R Class) and Royce Fund Services, Inc. dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(8)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (R Class), Royce Premier Fund (R Class), Royce Low-Priced Stock Fund (R Class), Royce Total Return Fund (R Class) and Royce Opportunity Fund (R Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(9)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund)(Service Class), Royce Heritage Fund (Consultant Class and Service Class), Royce Micro-Cap Fund (Service Class), Royce Opportunity Fund (Service Class), Royce Premier Fund (Service Class), Royce Total Return Fund (Service Class), Royce Special Equity Fund (Service Class), Royce 100 Fund (Service Class), Royce Low-Priced Stock Fund (Service Class), Royce Value Plus Fund (Service Class), Royce Value Fund (Service Class), Royce Technology Value Fund (Service Class), Royce Discovery Fund (Service Class), Royce Financial Services Fund (Service Class) and Royce Dividend Value Fund (Service Class) and Royce Fund Services, Inc. dated May 1, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(10)

Distribution Fee Agreements between Royce Opportunity Fund (Consultant Class), Royce Value Plus Fund (Consultant Class) and Royce Value Fund (Consultant Class) and Royce Fund Services, Inc. dated March 24, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(11)

Distribution Fee Agreements between Royce Premier Fund (Consultant Class) and Royce Special Equity Fund (Consultant Class) and Royce Fund Services, Inc. dated April 10, 2003, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(12)

Distribution Agreement between The Royce Fund and Royce Fund Services, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust's Registration Statement and hereby incorporated by reference.

(e)(13)

Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (formerly, Pennsylvania Mutual Fund) (Consultant Class), Royce Micro-Cap Fund (Consultant Class) and Royce Total Return Fund (Consultant Class) and Royce Fund Services, Inc. dated October 15, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust's Registration Statement and hereby incorporated by reference.

	(f)	Bonus and Profit Sharing Plans - n/a

(g)

Form of Custodian Contract with State Street Bank and Trust Company dated as of December 31, 1985 and amendments dated December 11, 1987, May 13, 1988, April 7, 1992 and November 13, 1997, September 14, 2000, April 16, 2003 and June 30, 2005, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

(h)(1)

Administration Agreement between The Royce Fund and Royce & Associates, LLC dated January 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(h)(2)

Form of Transfer Agency and Service Agreement between The Royce Fund and State Street Bank and Trust Company dated as of December 31, 1985 and amendments dated November 18, 1998, December 10, 1999, May 19, 2003, July 1, 2004, June 1, 2005, June 30, 2005 and March 23, 2006, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

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	(i)	Legal Opinion, dated April 24, 2009, filed herewith.

	(j)	Consent of PricewaterhouseCoopers LLP, dated April 22, 2009, filed herewith.
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	(k)	Omitted Financial Statements - n/a
	(l)(1)	Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce Partners Fund, dated April 23, 2009, filed herewith.
<R/>
(l)(2)

Letter Agreement between The Royce Fund and W. Whitney George relating to the initial purchase of shares of Royce Focus Value Fund, dated February 23, 2009, previously filed on Februrary 26, 2009 with Post-Effective Amendment No. 88 to the Trust's Registration statement and hereby incorporated by reference.

(l)(3)

Letter Agreement between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce International Smaller-Companies Fund, date June 27, 2008, previously filed on June 27, 2008 with Post-Effective Amendment No. 86 to the Trust's Registration statement and hereby incorporated by reference.

(l)(4)

Letter Agreements between The Royce Fund and Royce Family Investments, LLC relating to the initial purchase of shares of Royce SMid-Cap Value Fund (formerly Royce Mid-Cap Value Fund) and Royce SMid-Cap Select Fund (formerly, Royce Mid-Cap Select Fund) dated September 26, 2007, filed on September 28, 2007 with Post-Effective Amendment No. 82 to the Trust's registration statement and hereby incorporated by reference.

(l)(5)

Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Global Value Fund (formerly, Royce International Value Fund) and Royce European Smaller-Companies Fund (formerly, Royce International Smaller-Companies Fund), previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(6)

Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund II and Royce Global Select Fund (formerly, Royce Select Fund III), previously filed on April 15, 2005 with Post-Effective Amendment No. 69 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(7)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Dividend Value Fund, previously filed on February 27, 2004 with Post-Effective Amendment No. 65 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(8)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Financial Services Fund, previously filed on October 17, 2003 with Post-Effective Amendment No. 64 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(9)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Discovery Fund, previously filed on July 23, 2003 with Post-Effective Amendment No. 63 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(10)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce 100 Fund, previously filed on May 30, 2003 with Post-Effective Amendment No. 61 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(11)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Technology Value Fund, previously filed on November 21, 2001 with Post-Effective Amendment No. 61 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(12)

Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Value Fund and Royce Value Plus Fund, previously filed on May 7, 2001 with Post-Effective Amendment No. 54 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(13)

Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Select Fund I dated November 17, 1998, previously filed on February 22, 1999 with Post-Effective Amendment No. 49 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(14)

Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Special Equity Fund, previously filed on March 2, 1998 with Post-Effective Amendment No. 45 to the Trust's Registration Statement and hereby incorporated by reference.

(l)(15)

Form of Letter Agreement between The Royce Fund and the Charles M. Royce 1992 Five Year Trust relating to the initial purchase of shares of Royce Heritage Fund, previously filed on November 22, 1995 with Post-Effective Amendment No. 34 to the Trust's Registration Statement and hereby incorporated by reference.

	(m)	Distribution Plan of The Royce Fund, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust's Registration Statement and hereby incorporated by reference.

(n)(1)

Rule 18f-3 Plans for Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce 100 Fund dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

(n)(2)

Rule 18f-3 Plan for Royce Dividend Value Fund dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust's Registration Statement and hereby incorporated by reference.

(n)(3)

Rule 18f-3 Plans for Royce Micro-Cap Fund and Royce Special Equity Fund dated May 1, 2007, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust's Registration Statement and hereby incorporated by reference.

	(o)	Reserved

(p)

Code of Ethics for The Royce Funds and The Royce Companies, as amended as of April 1, 2007, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust's Registration statement and hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

(a) Article IX of the Trust Instrument of the Registrant provides as follows:

"ARTICLE IX

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a)	Subject to the exceptions and limitations contained in Section 2(b) below:
	(i)	Every person who is, or has been, a Trustee or officer of the

Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

	(ii)	The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

	(i)	Who shall, in respect of the matter or matters involved,

adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

	(ii)	In the event of a settlement, unless there has been a
determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
(A) By the court or other body approving the settlement;

(B) By a majority of those Trustees who are neither Interested
Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) By written opinion of independent legal counsel, based
upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

(b)	Paragraph 8 of the Investment Advisory Agreements by and between the
Registrant and Royce & Associates provides as follows:

	"8.	Protection of the Adviser. The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

(c) Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the
Registrant and Royce Fund Services, Inc. provides as follows:

	"9.	Protection of the Distributor. The Distributor shall not be

liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

(d) The Fund, its officers and directors, R&A, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund's stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $20,000,000, with a deductible amount of $400,000.

Item 26. Business and Other Connections of Investment Advisers

Reference is made to the filings on Schedule D to the Form ADV, as amended, of
Royce & Associates, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 27. Principal Underwriters
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Royce Fund Services, Inc. is the Registrant's principal underwriter in connection with the sale of shares of the Registrant. Royce Fund Services, Inc. is also the principal underwriter in connection with the sale of shares of Royce Capital Fund. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 745 Fifth Avenue, New York, New York 10151.

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Name	Positions and Offices with Underwriter	Positions and Offices with Fund

Charles M. Royce	Director, Secretary	President
John D. Diederich	President	Director of Administration, Vice President
Jack E. Fockler, Jr.	Vice President	Vice President

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:
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The Royce Fund
745 Fifth Avenue
New York, New York 10151
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State Street Bank and Trust Company
1776 Heritage Drive
John Adams Bldg., 2 North
North Quincy, Massachusetts 02171

Item 29. Management Services

State Street Bank and Trust Company, a Massachusetts trust company ("State Street"),

provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the
Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

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2007	$2,551,310
2006	$3,284,508
2005	$2,899,451

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Item 30. Undertakings

None.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of April, 2009.
THE ROYCE FUND

By: /s/ Charles M. Royce Charles M. Royce, President

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ Charles M. Royce Charles M. Royce	President and Trustee	April 23, 2009
/s/ Mark R. Fetting Mark R. Fetting	Trustee	April 23, 2009
/s/ Richard M. Galkin Richard M. Galkin	Trustee	April 23, 2009
/s/ Stephen L. Isaacs Stephen L. Isaacs	Trustee	April 23, 2009
/s/ William L. Koke William L. Koke	Trustee	April 23, 2009
/s/ Arthur S. Mehlman Arthur S. Mehlman	Trustee	April 23, 2009
/s/ David L. Meister David L. Meister	Trustee	April 23, 2009
/s/ G. Peter O'Brien G. Peter O'Brien	Trustee	April 23, 2009

NOTICE

        A copy of the Trust Instrument of The Royce Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.